As filed with the Securities and Exchange Commission on February 2, 2001

                                         1933 Act Registration No. 333- ______
                                         1940 Act Registration No. 811-10289

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]
                                                                     ---
                      Pre-Effective Amendment No. _____ [ ]

                     Post-Effective Amendment No. _____ [ ]

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]
                                                                         ---
                             Amendment No. _____ [ ]

                        (Check appropriate box or boxes)

                                 EQUITABLE TRUST
               (Exact name of registrant as specified in charter)
                           1290 Avenue of the Americas
                            New York, New York 10104
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 554-1234

                                 PATRICIA LOUIE
                           Vice President and Counsel
            The Equitable Life Assurance Society of the United States
                           1290 Avenue of the Americas
                            New York, New York 10104

                     (Name and Address of Agent for Service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Ave., N.W.
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Title of Securities Being Registered:  Class A, Class B, Class C and Class Z.

                                 Equitable Trust

                       Contents of Registration Statement

This Registration Statement consists of the following papers and documents.

      Cover Sheet

      Contents of Registration Statement

      Part A      -     Prospectus

      Part B      -     Statement of Additional Information

      Part C      -     Other Information

      Signature Page

      Exhibits

EQUITABLE PREMIER FUNDS

                     -----------------------------------------------------------

                          EQUITABLE PREMIER LARGE CAP CORE EQUITY FUND

                          EQUITABLE PREMIER LARGE CAP GROWTH FUND

                          EQUITABLE PREMIER LARGE CAP VALUE FUND

                          EQUITABLE PREMIER SMALL/MID CAP GROWTH FUND

                          EQUITABLE PREMIER SMALL/MID CAP VALUE FUND

                          EQUITABLE PREMIER INTERNATIONAL EQUITY FUND

                          EQUITABLE PREMIER TECHNOLOGY FUND

                          EQUITABLE PREMIER HEALTH CARE FUND

                          EQUITABLE PREMIER CORE BOND FUND

                          EQUITABLE MONEY MARKET FUND

                     -----------------------------------------------------------



                                                            PROSPECTUS
                                                            MAY __, 2001

The Securities and Exchange Commission has not approved any fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                  INTRODUCTION

The Equitable Premier Funds is a family of nine mutual funds, each with its own investment strategy and risk/reward profile. This prospectus relates to the Class A, Class B, Class C and Class Z shares of each fund listed on the front cover. Each fund, except the Premier Technology Fund and the Premier Health Fund, is a diversified fund. The Premier Technology Fund and the Premier Health Care Fund are non-diversified funds, which are sometimes known as "sector funds." Information on each fund, including investment strategies and investment risks, can be found on the pages following this introduction.

The investment manager to each fund is The Equitable Life Assurance Society of the United States ("Equitable"). The day-to-day portfolio management of each fund is provided by one or two investment sub-advisers. Information regarding Equitable and the sub-advisers is included under "Management Team" in this prospectus.

An investment in a fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

                                TABLE OF CONTENTS

                                                                            Page

----------------------------------------------------------
GOALS, STRATEGIES & RISKS
----------------------------------------------------------

Equitable Premier Large Cap Core Equity Fund...................................1
Equitable Premier Large Cap Growth Fund........................................2
Equitable Premier Large Cap Value Fund.........................................3
Equitable Premier Small/Mid Cap Growth Fund....................................5
Equitable Premier Small/Mid Cap Value Fund.....................................7
Equitable Premier International Equity Fund....................................9
Equitable Premier Technology Fund.............................................10
Equitable Premier Health Care Fund............................................12
Equitable Premier Core Bond Fund..............................................14
Equitable Money Market Fund...................................................15


----------------------------------------------------------
FUND FEES & EXPENSES
----------------------------------------------------------

Fund Fees & Expenses..........................................................16


----------------------------------------------------------
MORE ABOUT RISK
----------------------------------------------------------

More About Risk...............................................................21


----------------------------------------------------------
MANAGEMENT TEAM
----------------------------------------------------------

The Manager and the Sub-advisers..............................................22


----------------------------------------------------------
FUND SERVICES
----------------------------------------------------------

Investing in the Funds........................................................24
How Sales Charges Are Calculated..............................................25
Ways to Reduce or Eliminate Sales Charges.....................................28
It's Easy to Open an Account..................................................29
Buying Shares.................................................................30
Selling Shares................................................................31
Selling Shares In Writing.....................................................32
Exchanging Shares.............................................................33
Restrictions on Buying, Selling and Exchanging Shares.........................33
How Fund Shares Are Priced....................................................34
Dividends and Distributions...................................................35
Tax Consequences..............................................................35
Additional Information........................................................36
Glossary of Terms.............................................................38

GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
EQUITABLE PREMIER LARGE CAP CORE EQUITY FUND
--------------------------------------------------------------------------------

                                   TICKER SYMBOL:
MANAGER: Equitable                 CLASS A     CLASS B     CLASS   C     CLASS Z
SUB-ADVISERS:                      ---------------------------------------------


--------------------------------------------------------------------------------
o LARGE CAP INVESTMENTS -- Currently companies with market capitalization in excess of $5 billion.
--------------------------------------------------------------------------------

----------------------------------------------------------
INVESTMENT GOAL
----------------------------------------------------------
Long-term growth of capital.

---------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------
Under normal circumstances, the fund intends to invest primarily in common stock of U.S. large capitalization companies (currently companies with market capitalization in excess of $5 billion) across a broad range of sectors and industries.

The fund may also invest in other securities that the sub-advisers believe provide opportunities for appreciation, such as preferred stock, warrants, securities convertible into common stock and debt securities. The fund may also invest in equity securities, including depository receipts, of large foreign-based companies, including those based in developing countries.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers from a pool of candidates to manage the fund's assets. It is anticipated that Equitable will allocate the fund's assets to two or more sub-advisers. Equitable may change the sub-advisers responsible for managing the fund's assets subject to the approval of the fund's board of Trustees. Equitable has full discretion to allocate the fund's assets among the fund's sub-advisers.

The sub-advisers choose investments that offer a mix of companies with above average growth prospects, and those selling at reasonable valuations, or both. Among other things, this process involves researching and evaluating individual companies for potential investment into the portfolio. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities. The sub-advisers' individual stock selection will determine the industries in which the fund will invest.

For temporary and defensive purposes, the fund may invest, without limit, in cash or high quality short-term debt securities, including repurchase agreements. To the extent that the fund is invested in these instruments, the fund will not be pursuing its investment objective. The fund is not a market-timing vehicle.

----------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
----------------------------------------------------------
An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

o EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds.

o ISSUER-SPECIFIC CHANGES -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The fund could lose all of its investment in a company's stock.

o PORTFOLIO MANAGEMENT RISK -- The risk that a strategy used by a fund's sub-advisers fails to produce the intended result.

o DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risk."

GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
EQUITABLE PREMIER LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

                                  TICKER SYMBOL:
MANAGER:  Equitable               CLASS A     CLASS B     CLASS   C     CLASS Z
SUB-ADVISERS:                     ----------------------------------------------

--------------------------------------------------------------------------------
o GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than 'value' investing.
o LARGE CAP INVESTMENTS -- Currently companies with market capitalization in excess of $5 billion.
--------------------------------------------------------------------------------

----------------------------------------------------------
INVESTMENT GOAL
----------------------------------------------------------
Long-term growth of capital.

---------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------
Under normal circumstances, the fund intends to invest primarily in the common stock of U.S. large capitalization companies (currently companies with market capitalization in excess of $5 billion) across a broad range of sectors and industries.

The fund may also invest in other securities that the sub-advisers believe provide opportunities for appreciation, such as preferred stock, warrants, securities convertible into common stock and debt securities. The fund may also invest in equity securities, including depository receipts, of large foreign-based companies, including those based in developing countries.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers from a pool of candidates to manage the fund's assets. It is anticipated that Equitable will allocate the fund's assets to two or more sub-advisers. Equitable may change the sub-advisers responsible for managing the fund's assets subject to the approval of the fund's board of Trustees. Equitable has full discretion to allocate the fund's assets among the fund's sub-advisers.

The sub-advisers focus on identifying companies expected to grow at a faster rate than the U.S. economy. This process involves researching and evaluating individual companies for potential investment into the portfolio. The sub-advisers may sell a security for a variety of reasons, including seeking more attractive growth prospects. Generally, the sub-advisers' individual stock selection will determine the industries in which the fund will invest.

For temporary and defensive purposes, the fund may invest, without limit, in cash or high quality short-term debt securities, including repurchase agreements. To the extent that the fund is invested in these instruments, the fund will not be pursuing its investment objective. The fund is not a market-timing vehicle.

--------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------
An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

o EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds.

o ISSUER-SPECIFIC CHANGES -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The fund could lose all of its investment in a company's stock.

o INVESTMENT STYLE RISK -- The sub-advisers use a particular style or set of styles - in this case "growth" styles - to select investments for the fund. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the fund's share price.

o PORTFOLIO  MANAGEMENT  RISK -- The  risk   that a  strategy  used by a  fund's
sub-advisers fails to produce the intended result.

o DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risk."

GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
EQUITABLE PREMIER LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

                                   TICKER SYMBOL:
MANAGER: Equitable                 CLASS A     CLASS B     CLASS   C     CLASS Z
SUB-ADVISERS:                      ---------------------------------------------


--------------------------------------------------------------------------------
o VALUE INVESTING -- An investment style that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices.
o LARGE CAP INVESTMENTS -- Currently companies with market capitalization in excess of $5 billion.
--------------------------------------------------------------------------------

----------------------------------------------------------
INVESTMENT GOAL
----------------------------------------------------------
Long-term growth of capital.

---------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------
Under normal circumstances, the fund intends to invest primarily in the common stocks of U.S. large companies (currently companies with market capitalization in excess of $5 billion) that the investment advisers believe are undervalued or priced below their true worth, but whose issuers have attractive long-term business prospects.

The fund may also invest in other securities that the sub-advisers believe provide opportunities for appreciation, such as preferred stock, warrants, securities convertible into common stock and debt securities. The fund may also invest in equity securities, including depository receipts, of large foreign-based companies, including those based in developing countries.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers from a pool of candidates to manage the fund's assets. It is anticipated that Equitable will allocate the fund's assets to two or more sub-advisers. Equitable may change the sub-advisers responsible for managing the fund's assets subject to the approval of the fund's board of Trustees. Equitable has full discretion to allocate the fund's assets among the fund's sub-advisers.

The sub-advisers focus primarily on stocks that are currently under-priced using certain financial measurements, including the stock's price-to-earnings and price-to-book ratios and dividend income potential. This process involves researching and evaluating individual companies for potential investment into the portfolio. This approach often leads the portfolio to focus on "strong companies" in out-of-favor sectors or out-of-favor companies exhibiting a catalyst for change. The sub-advisers may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals.

For temporary and defensive purposes, the fund may invest, without limit, in cash or high quality short-term debt securities, including repurchase agreements. To the extent that the fund is invested in these instruments, the fund will not be pursuing its investment objective. The fund is not a market-timing vehicle.

----------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
----------------------------------------------------------
An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

o EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds.

o ISSUER-SPECIFIC CHANGES -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The fund could lose all of its investment in a company's stock.

o INVESTMENT STYLE RISK -- The sub-advisers use a particular style or set of styles - in this case "value" styles - to select investments for the fund. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the fund's share price.

o PORTFOLIO MANAGEMENT RISK -- The risk that a strategy used by a fund's sub-advisers fails to produce the intended result.

o DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risk."

GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
EQUITABLE PREMIER SMALL/MID CAP GROWTH FUND
--------------------------------------------------------------------------------

                                   TICKER SYMBOL:
MANAGER:  Equitable                CLASS A     CLASS B     CLASS   C     CLASS Z
SUB-ADVISERS:                      ---------------------------------------------

--------------------------------------------------------------------------------
o GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than 'value' investing.
o SMALL/MID CAP INVESTMENTS -- Currently companies with market capitalization between $250 million and $7.5 billion.
--------------------------------------------------------------------------------

----------------------------------------------------------
INVESTMENT GOAL
----------------------------------------------------------
Long-term growth of capital.

---------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------
Under normal circumstances, the fund intends to invest primarily in stocks of small- and mid-sized growth companies (currently companies with market capitalization between $250 million and $7.5 billion) across a broad range of sectors and industries.

The fund may also invest in other securities that the sub-advisers believe provide opportunities for appreciation, such as preferred stock, warrants, securities convertible into common stock and debt securities. The fund may also invest in equity securities, including depository receipts, of foreign-based companies, including those based in developing countries.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers from a pool of candidates to manage the fund's assets. It is anticipated that Equitable will allocate the fund's assets to two or more sub-advisers. Equitable may change the sub-advisers responsible for managing the fund's assets subject to the approval of the fund's board of Trustees. Equitable has full discretion to allocate the fund's assets among the fund's sub-advisers.

The sub-advisers will utilize an aggressive, growth-oriented investment style that emphasizes companies that are either in or entering into the growth phase of their business cycle. In choosing investments, sub-advisers utilize a process that involves researching and evaluating individual companies for potential investment. This approach will often lead the portfolio to focus on business sectors that the managers believe the level of innovation is greatest, such as technology, health care and services. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

For temporary and defensive purposes, the fund may invest, without limit, in cash or high quality short-term debt securities, including repurchase agreements. To the extent that the fund is invested in these instruments, the fund will not be pursuing its investment objective. The fund is not a market-timing vehicle.

----------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
----------------------------------------------------------
An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

o EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds.

o LIMITED CAPITALIZATION RISK -- Equity risk is greater for the common stocks of small and mid cap companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small cap companies than for mid cap companies.

o ISSUER-SPECIFIC CHANGES -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The fund could lose all of its investment in a company's stock.

o INVESTMENT STYLE RISK -- The sub-advisers use a particular style or set of styles - in this case "growth" styles - to select investments for the fund. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the fund's share price.

o PORTFOLIO MANAGEMENT RISK -- The risk that a strategy used by a fund's sub-advisers fails to produce the intended result.

o DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risk."

GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
EQUITABLE PREMIER SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

                                   TICKER SYMBOL:
MANAGER:    Equitable              CLASS A     CLASS B     CLASS   C     CLASS Z
SUB-ADVISERS:                      ---------------------------------------------

--------------------------------------------------------------------------------
o VALUE INVESTING -- An investment style that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices.
o SMALL/MID CAP INVESTMENTS -- Currently companies with market capitalization between $250 million to $7.5 billion.
--------------------------------------------------------------------------------

----------------------------------------------------------
INVESTMENT GOAL
----------------------------------------------------------
Long-term growth of capital.

---------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------
Under normal circumstances, the fund intends to invest primarily in stocks of small- and mid-sized companies (currently companies with market capitalization between $250 million to $7.5 billion) that the investment advisers believe are undervalued or priced below their true worth, but whose issuers have attractive long-term business prospects.

The fund may also invest in other securities that the sub-advisers believe provide opportunities for appreciation, such as preferred stock, warrants, securities convertible in common stock and debt securities. The fund may also invest in equity securities, including depository receipts, of foreign-based companies, including those based in developing countries.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers from a pool of candidates to manage the fund's assets. It is anticipated that Equitable will allocate the fund's assets to two or more sub-advisers. Equitable may change the sub-advisers responsible for managing the fund's assets subject to the approval of the fund's board of Trustees. Equitable has full discretion to allocate the fund's assets among the fund's sub-advisers.

The sub-advisers will utilize a value-oriented investment style that emphasizes companies deemed to be currently under-priced according to certain financial measurements, which may include price-to-earnings and price-to-book ratios and dividend income potential. This process involves researching and evaluating individual companies for potential investment into the portfolio. This approach will often lead the portfolio to focus on "strong companies" in out-of-favor sectors or out-of-favor companies exhibiting a catalyst for change. The sub-advisers may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals.

For temporary and defensive purposes, the fund may invest, without limit, in cash or high quality short-term debt securities, including repurchase agreements. To the extent that the fund is invested in these instruments, the fund will not be pursuing its investment objective. The fund is not a market-timing vehicle.

----------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
----------------------------------------------------------
An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

o EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds.

o LIMITED CAPITALIZATION RISK -- Equity risk is greater for the common stocks of small and mid cap companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small cap companies than for mid cap companies.

o ISSUER-SPECIFIC CHANGES -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The fund could lose all of its investment in a company's stock.

o INVESTMENT STYLE RISK -- The sub-advisers use a particular style or set of styles - in this case "value" styles - to select investments for the fund. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the fund's share price.

o PORTFOLIO MANAGEMENT RISK -- The risk that a strategy used by a fund's sub-advisers fails to produce the intended result.

o DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risk."

GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
EQUITABLE PREMIER INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                   TICKER SYMBOL:
MANAGER:  Equitable                CLASS A     CLASS B     CLASS   C     CLASS Z
SUB-ADVISERS:                      ---------------------------------------------

--------------------------------------------------------------------------------
o INTERNATIONAL INVESTING -- Focuses primarily on companies organized or headquartered outside the United States.
--------------------------------------------------------------------------------

---------------------------------------------------------
INVESTMENT GOAL
---------------------------------------------------------
Long-term growth of capital.

---------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------
Under normal circumstances, the fund intends to invest primarily in common stocks of foreign companies (currently companies organized or headquartered outside of the U.S.) across a broad range of sectors and industries. Foreign securities may include securities issued by established companies in developed countries and companies in developing countries. The fund may also invest into other securities that the sub-advisers believe provide opportunities for appreciation, such as preferred stock, warrants, securities convertible in common stock and debt securities. The fund may also invest in U.S. based securities.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers from a pool of candidates to manage the fund's assets. It is anticipated that Equitable will allocate the fund's assets to two or more sub-advisers. Equitable may change the sub-advisers responsible for managing the fund's assets subject to the approval of the fund's board of Trustees. Equitable has full discretion to allocate the fund's assets among the fund's sub-advisers.

Each of the sub-advisers utilizes an approach that concentrates its efforts on identifying foreign companies with good prospects for future growth. Other factors, such as country and regional factors, are considered by the sub-advisers. The sub-advisers believe that the identification, research and selection of individual stocks regardless of their country of origin are of greatest importance to the fund's success. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

For temporary and defensive purposes, the fund may invest, without limit, in cash or high quality short-term debt securities, including repurchase agreements. To the extent that the fund is invested in these instruments, the fund will not be pursuing its investment objective. The fund is not a market-timing vehicle.

----------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
----------------------------------------------------------
An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

o EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds.

o CURRENCY RISK -- The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

o FOREIGN INVESTING AND EMERGING MARKETS RISKS -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

o ISSUER-SPECIFIC CHANGES -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The fund could lose all of its investment in a company's stock.

o PORTFOLIO MANAGEMENT RISK -- The risk that a strategy used by a fund's sub-advisers fails to produce the intended result.

o DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risk."

GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
EQUITABLE PREMIER TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                  TICKER SYMBOL:
MANAGER:  Equitable               CLASS A     CLASS B     CLASS   C     CLASS Z
SUB-ADVISERS:                     ----------------------------------------------

--------------------------------------------------------------------------------
o SECTOR FUND -- A fund that invests in only a subset of the overall equity market, in this case the Technology Sector. These funds are considered non-diversified.
--------------------------------------------------------------------------------

---------------------------------------------------------
INVESTMENT GOAL
---------------------------------------------------------
Long-term growth of capital.

---------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------
Under normal circumstances, the fund intends to invest primarily all of its assets in common stock of companies principally engaged in the technology sector. Such companies include, among others, those in the computers, electronics, communications, e-commerce and information service industries.

The fund may also invest in other securities of such companies that the managers believe offer an opportunity for capital appreciation, such as preferred stock, warrants, securities convertible into common stock and debt securities, including lower rated bonds. The fund may also invest in equity securities, including depository receipts, of foreign-based companies, including those based in developing countries.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers from a pool of candidates to manage the fund's assets. It is anticipated that Equitable will allocate the fund's assets to two or more sub-advisers. Equitable may change the sub-advisers responsible for managing the fund's assets subject to the approval of the fund's board of Trustees. Equitable has full discretion to allocate the fund's assets among the fund's sub-advisers.

The sub-advisers select securities based upon fundamental analysis, such as an analysis of earnings, cash flows, competitive position and management's abilities. The sub-advisers may sell a security for a variety of reasons, including seeking more attractive growth prospects.

For temporary and defensive purposes, the fund may invest, without limit, in cash or high quality short-term debt securities, including repurchase agreements. To the extent that the fund is invested in these instruments, the fund will not be pursuing its investment objective. The fund is not a market-timing vehicle.

----------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
----------------------------------------------------------
An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

o EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds.

o TECHNOLOGY SECTOR RISK -- The value of the fund's shares is particularly vulnerable to factors affecting technology industries, such as dependency on consumer and business acceptance as new technologies evolve, large and rapid price movements resulting from competition, rapid obsolescence of products and services, short product cycles and aggressive pricing. Many technology companies are small and at an earlier state of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.

o INDUSTRY CONCENTRATION RISK -- Since the fund invests primarily in a particular industry, it is less diversified than stock funds investing in a broader range of industries and therefore, could experience significant volatility.

o NON-DIVERSIFICATION RISK --As a non-diversified mutual fund, more of the fund's assets may be concentrated in the common stock of any single issuer or sector of the market, which may make the value of the fund's shares more susceptible to certain risks than shares of a diversified mutual fund.

o LIMITED CAPITALIZATION RISK -- Many companies in the technology industries have smaller market capitalization. Equity risk is greater for the common stocks of those companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

o ISSUER-SPECIFIC CHANGES -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The fund could lose all of its investment in a company's stock.

o PORTFOLIO MANAGEMENT RISK -- The risk that a strategy used by a fund's sub-advisers fails to produce the intended result.

o DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risk."

GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
EQUITABLE PREMIER HEALTH CARE FUND
--------------------------------------------------------------------------------

                                   TICKER SYMBOL:
MANAGER:  Equitable                CLASS A     CLASS B     CLASS   C     CLASS Z
SUB-ADVISER:                       ---------------------------------------------

--------------------------------------------------------------------------------
o SECTOR FUND -- A fund that invests in only a subset of the overall equity market, in this case the Health Care Sector. These funds are considered non-diversified.
--------------------------------------------------------------------------------

---------------------------------------------------------
INVESTMENT GOAL
---------------------------------------------------------
Long-term growth of capital.

---------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------
Under normal circumstances, the fund intends to invest primarily all of its assets in common stocks of companies in the health care sector. Such companies include, among others, those in the pharmaceutical, medical products and supplies, technology, medical research and development and health care service industries.

The fund may also invest in other securities that the managers believe offer an opportunity for capital appreciation, such as preferred stock, warrants, securities convertible into common stock and debt securities, including lower rated bonds. The fund may also invest in equity securities, including depository receipts, of foreign-based companies, including those based in developing countries.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers from a pool of candidates to manage the fund's assets. It is anticipated that Equitable will allocate the fund's assets to two or more sub-advisers. Equitable may change the sub-advisers responsible for managing the fund's assets subject to the approval of the fund's board of Trustees. Equitable has full discretion to allocate the fund's assets among the fund's sub-advisers.

The sub-advisers select securities through fundamental analysis, such as an analysis of earnings, cash flows, competitive position and management's abilities. The sub-advisers may sell a security for a variety of reasons, including seeking more attractive growth prospects.

For temporary and defensive purposes, the fund may invest, without limit, in cash or high quality short-term debt securities, including repurchase agreements. To the extent that the fund is invested in these instruments, the fund will not be pursuing its investment objective. The fund is not a market-timing vehicle.

----------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
----------------------------------------------------------
An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

o EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds.

o HEALTH CARE SECTOR RISK -- The value of the fund's shares is particularly vulnerable to factors affecting the health care industry, such as substantial government regulation. Also, the products and services offered by health care companies may be subject to rapid obsolescence caused by scientific advances and technological innovations.

o INDUSTRY CONCENTRATION RISK -- Since the fund invests primarily in a particular industry, it is less diversified than stock funds investing in a broader range of industries and therefore, could experience significant volatility.

o NON-DIVERSIFICATION RISK --As a non-diversified mutual fund, more of the fund's assets may be concentrated in the common stock of any single issuer or sector of the market, which may make the value of the fund's shares more susceptible to certain risks than shares of a diversified mutual fund.

o ISSUER-SPECIFIC CHANGES -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The fund could lose all of its investment in a company's stock.

o PORTFOLIO MANAGEMENT RISK -- The risk that a strategy used by a fund's sub-advisers fails to produce the intended result.

o DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risk."

GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
EQUITABLE PREMIER CORE BOND FUND
--------------------------------------------------------------------------------

                                   TICKER SYMBOL:
MANAGER: Equitable                 CLASS A     CLASS B     CLASS   C     CLASS Z
SUB-ADVISER:                       ---------------------------------------------

--------------------------------------------------------------------------------
o INTERMEDIATE-TERM BONDS -- Bonds whose ultimate maturity is of intermediate term. Typically, the longer the maturity the less interest rate sensitive the bond.
--------------------------------------------------------------------------------

---------------------------------------------------------
INVESTMENT GOAL
---------------------------------------------------------

To seek a high level of current income consistent with a prudent level of risk.

---------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------
The fund intends to invest primarily in investment grade debt securities. The fund may also invest in derivative securities. Derivative securities include futures and options contracts, options on futures contracts, foreign currencies, securities and bond indices, structured notes, swaps and indexed securities.

The fund focuses on U.S. issued government and corporate debt securities and mortgage- and asset-backed securities. Debt securities represent an issuer's obligation to repay a loan of money that generally pays interest to the holder. Bonds, notes and debentures are examples of debt securities. Mortgage securities purchased by the fund are issued or guaranteed by the U.S. government, its agencies or instrumentalities. The fund may purchase bonds of any maturity, but generally the portfolio's overall effective duration will be of intermediate-term nature (similar to that of five- to seven-year U.S. Treasury notes). Effective duration is a measure of the expected change in value from changes in interest rates. Typically, a bond with a low (short) duration means that its value is less sensitive to interest rate changes, while bonds with a high (long) duration are more sensitive.

In choosing investments, the fund's sub-adviser selects securities in various market sectors based on changing economic, market, industry and issuer conditions. The sub-adviser analyzes macroeconomic trends as well as specific market sectors, industries and issuers to take advantage of varying sector reactions to economic trends.

For temporary and defensive purposes, the fund may invest, without limit, in cash or high quality short-term debt securities, including repurchase agreements. To the extent that the fund is invested in these instruments, the fund will not be pursuing its investment objective.

----------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
----------------------------------------------------------
An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

o INTEREST RATE RISK -- The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

o CREDIT/DEFAULT RISK -- The risk that the issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation.

o MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK -- The risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

o ISSUER-SPECIFIC CHANGES -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

o DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risk."

GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
EQUITABLE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                     TICKER SYMBOL:
MANAGER: Equitable                   CLASS A     CLASS B     CLASS   C     CLASS
SUB-ADVISER:                         -------------------------------------------

--------------------------------------------------------------------------------
o MONEY MARKET SECURITIES -- The Fund is committed to maintaining a net asset value of $1.00 per share. Dividends are calculated daily and paid monthly.
--------------------------------------------------------------------------------

---------------------------------------------------------
INVESTMENT GOAL
---------------------------------------------------------
To seek a high level of current income that is consistent with maintaining liquidity and preserving capital.

---------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------
Under normal circumstances, the fund intends to invest only in short-term, high quality dollar-denominated securities. These securities may be issued by U.S. and foreign companies, U.S. and foreign banks, U.S. and foreign governments, U.S. agencies, states and municipalities and international organizations, such as the World Bank and the International Monetary Fund.

The fund may also invest in repurchase agreements based on these securities.

The fund will maintain a weighted average portfolio maturity of 90 days or less, and will not invest in securities with remaining maturities of more than 13 months.

In managing the portfolio, the sub-adviser aggressively searches for the best values on securities that meet the fund's credit and maturity requirements. The sub-adviser favors U. S. corporate securities and looks for relative yield advantages between, for example, a company's secured and unsecured short-term debt obligations.

All securities purchased by the fund must meet the requirements of Rule 2a-7 of the Investment Company Act of 1940, which is designed to mitigate the risk of loss. There must be a reasonable expectation that at any time until the final maturity of a floating or variable rate instrument or the period remaining until the principal amount can be recovered through demand, the market value of the floating or variable rate instrument will approximate its amortized cost.

----------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
----------------------------------------------------------
An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

o INTEREST RATE RISK -- The risk of market losses attributable to changes in interest rates. In interest rates rise sharply, the fund could underperform its peers or lose money.

o CREDIT RISK/DEFAULT -- The risk that the issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation.

More information about risks of an investment in the fund is provided below in "More About Risk."

FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each fund.

----------------------------------------------------------
SHAREHOLDER FEES
----------------------------------------------------------
(fees paid directly from your investment)

---------------------------------------------------------------------------------------------------------------------
EQUITABLE PREMIER LARGE CAP CORE EQUITY FUND, EQUITABLE PREMIER LARGE GROWTH FUND, EQUITABLE PREMIER LARGE CAP VALUE
FUND, EQUITABLE PREMIER SMALL/MID CAP GROWTH FUND, EQUITABLE PREMIER SMALL/MID CAP VALUE FUND, EQUITABLE PREMIER
INTERNATIONAL EQUITY FUND, EQUITABLE PREMIER TECHNOLOGY FUND, EQUITABLE PREMIER HEALTH CARE FUND
-------------------------------------------- ----------------- ----------------- ------------------ -----------------
                                                 CLASS A           CLASS B            CLASS C           CLASS Z
                                             (NORMALLY $2500   (NORMALLY $2500    (NORMALLY $2500    (INSTITUTIONAL
                                                 MINIMUM)          MINIMUM)          MINIMUM)        CLIENTS ONLY)
-------------------------------------------- ----------------- ----------------- ------------------ -----------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)                                       5.50%             None              1.00%              None

Maximum deferred sales charge (load)
(as a percentage of original purchase price
or redemption proceeds, as applicable)       None              5.00%             1.00%              None

Redemption fees                              None              None              None               None

Maximum Account Fee                          *                 *                 *                  *
-------------------------------------------- ----------------- ----------------- ------------------ -----------------

---------------------------------------------------------------------------------------------------------------------
EQUITABLE PREMIER CORE BOND FUND
-------------------------------------------- ----------------- ----------------- ------------------ -----------------
                                                 CLASS A           CLASS B            CLASS C           CLASS Z
                                             (NORMALLY $2500   (NORMALLY $2500    (NORMALLY $2500    (INSTITUTIONAL
                                                 MINIMUM)          MINIMUM)          MINIMUM)        CLIENTS ONLY)
-------------------------------------------- ----------------- ----------------- ------------------ -----------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)                                       4.50%             None              1.00%              None

Maximum deferred sales charge (load)
(as a percentage of original purchase price
or redemption proceeds, as applicable)       None              5.00%             1.00%              None

Redemption fees                              None              None              None               None

Maximum Account Fee                          *                 *                 *                  *
-------------------------------------------- ----------------- ----------------- ------------------ -----------------

* An annual  account fee of $50 will be charged on accounts with balances  below
$500.

                                       16

---------------------------------------------------------------------------------------------------------------------
EQUITABLE MONEY MARKET FUND

-------------------------------------------- ----------------- ----------------- ------------------ -----------------
                                                 CLASS A           CLASS B            CLASS C           CLASS Z
                                             (NORMALLY $2500   (NORMALLY $2500    (NORMALLY $2500    (INSTITUTIONAL
                                                 MINIMUM)          MINIMUM)          MINIMUM)        CLIENTS ONLY)
-------------------------------------------- ----------------- ----------------- ------------------ -----------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)                                       None              None              None               None

Maximum deferred sales charge (load)
(as a percentage of original purchase price
or redemption proceeds, as applicable)       None              None              None               None

Redemption fees                              None              None              None               None

Maximum Account Fee                          *                 *                 *                  *
-------------------------------------------- ----------------- ----------------- ------------------ -----------------

* An annual account fee of $50 will be charged on accounts with balances below $500.

FUND FEES & EXPENSES

----------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------
(expenses that are deducted from fund assets, as a percentage of average daily net assets)

------------------------- ----------------------------------------- ----------------------------------------
                          EQUITABLE PREMIER LARGE CAP CORE EQUITY     EQUITABLE PREMIER LARGE CAP GROWTH
                                            FUND                                     FUND
------------------------- ----------------------------------------- ----------------------------------------
                          Class A   Class B    Class C  Class Z       Class A   Class B  Class C  Class Z
------------------------- ----------- ---------- -------- --------- --------- -------- ---------- ----------
Management and
Administration fees
Distribution and/or
service (12b-1) fees       0.25%     1.00%      1.00%    0.00%         0.25%    1.00%    1.00%     0.00%
Other expenses*
Total operating expenses
Waived fees**
Net operating expenses
------------------------- ----------------------------------------- ----------------------------------------
                           EQUITABLE PREMIER LARGE CAP VALUE FUND       EQUITABLE PREMIER SMALL/MID CAP
                                                                                  GROWTH FUND
------------------------- ----------------------------------------- ----------------------------------------
                          Class A   Class B    Class C  Class Z       Class A   Class B  Class C  Class Z
------------------------- ----------- ---------- -------- --------- --------- -------- ---------- ----------
Management and
Administration fees
Distribution and/or
service (12b-1) fees       0.25%      1.00%      1.00%    0.00%     0.25%     1.00%    1.00%      0.00%
Other expenses*
Total operating expenses
Waived fees**
Net operating expenses
------------------------- ----------------------------------------- ----------------------------------------
                           EQUITABLE PREMIER SMALL/MID CAP VALUE    EQUITABLE PREMIER INTERNATIONAL EQUITY
                                            FUND                                     FUND
------------------------- ----------------------------------------- ----------------------------------------
                          Class A   Class B    Class C  Class Z       Class A   Class B  Class C  Class Z
------------------------- ----------- ---------- -------- --------- --------- -------- ---------- ----------
Management and
Administration fees
Distribution and/or
service (12b-1) fees       0.25%      1.00%      1.00%    0.00%     0.25%     1.00%    1.00%      0.00%
Other expenses*
Total operating expenses
Waived fees**
Net operating expenses
------------------------- ----------------------------------------- ----------------------------------------
                             EQUITABLE PREMIER TECHNOLOGY FUND        EQUITABLE PREMIER HEALTH CARE FUND
------------------------- ----------- ---------- -------- --------- --------- -------- ---------- ----------
                          Class A   Class B    Class C  Class Z       Class A   Class B  Class C  Class Z
------------------------- ----------- ---------- -------- --------- --------- -------- ---------- ----------
Management and
Administration fees
Distribution and/or
service (12b-1) fees       0.25%      1.00%      1.00%    0.00%     0.25%     1.00%    1.00%      0.00%
Other expenses*
Total operating expenses
Waived fees**
Net operating expenses
------------------------- ----------------------------------------- ----------------------------------------
                              EQUITABLE PREMIER CORE BOND FUND            EQUITABLE MONEY MARKET FUND
------------------------- ----------------------------------------- ----------------------------------------
                          Class A   Class B    Class C  Class Z       Class A   Class B  Class C  Class Z
------------------------- ----------- ---------- -------- --------- --------- -------- ---------- ----------
Management and
Administration fees
Distribution and/or
service (12b-1) fees       0.25%      1.00%      1.00%    1.00%     0.25%     None     None       None
Other expenses*
Total operating expenses
Waived fees**
Net operating expenses
------------------------- ----------- ---------- -------- --------- --------- -------- ---------- ----------

* Other expenses are based on estimated amounts for the current fiscal year.

** Pursuant to a contract, Equitable has voluntarily agreed to make payments to limit the expenses of the fund for the fund's fiscal year ended October 31, 2002.

FUND FEES & EXPENSES

-----------------------------------------------------------
EXAMPLE
-----------------------------------------------------------

This example is intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds.

The example assumes that:

o You invest $10,000 in the fund for the time periods indicated;
o Your investment has a 5% return each year; and
o The fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions, your costs would be:

                    EQUITABLE PREMIER LARGE CAP CORE EQUITY FUND         EQUITABLE PREMIER LARGE CAP GROWTH FUND
                   Class A      Class B      Class C      Class Z      Class A      Class B     Class C     Class Z
                               (1)   (2)    (1)   (2)                             (1)    (2)   (1)   (2)
1 year
3 years

                       EQUITABLE PREMIER LARGE CAP VALUE FUND          EQUITABLE PREMIER SMALL/MID CAP GROWTH FUND
                   Class A      Class B      Class C      Class Z      Class A      Class B     Class C     Class Z
                               (1)   (2)    (1)   (2)                             (1)    (2)   (1)   (2)
1 year
3 years

                     EQUITABLE PREMIER SMALL/MID CAP VALUE FUND        EQUITABLE PREMIER INTERNATIONAL EQUITY FUND
                   Class A      Class B      Class C      Class Z      Class A      Class B     Class C     Class Z
                               (1)   (2)    (1)   (2)                             (1)    (2)   (1)   (2)
1 year
3 years

                         EQUITABLE PREMIER TECHNOLOGY FUND                  EQUITABLE PREMIER HEALTH CARE FUND
                   Class A      Class B      Class C      Class Z      Class A      Class B     Class C     Class Z
                               (1)   (2)    (1)   (2)                             (1)    (2)   (1)   (2)
1 year
3 years


                                       19



                          EQUITABLE PREMIER CORE BOND FUND                     EQUITABLE MONEY MARKET FUND
                   Class A      Class B      Class C      Class Z      Class A      Class B     Class C     Class Z
                               (1)   (2)    (1)   (2)                             (1)    (2)   (1)   (2)
1 year
3 years

(1)      Assumes redemption at end of period
(2)      Assumes no redemption at end of period

MORE ABOUT RISK

The funds are newly organized and have no operating history or performance information prior to the date of this prospectus. Performance of the funds will vary over time.

The funds have principal investment strategies that come with inherent risks. The following is a list of risks to which each fund may be subject by investing in various types of securities or engaging in various practices.

CORRELATION RISK. The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

CURRENCY RISK. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

INFORMATION RISK. The risk that key information about a security is inaccurate or unavailable.

LEVERAGE RISK. The risk associated with securities or practices (e.g. borrowing) that multiply small price movements into large changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a fund uses a derivative security for purposes other than as a hedge, that fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may be costly to a fund.

LOWER RATED BOND RISK. Lower rated bonds involve greater risks of default or downgrade and are more volatile than investment-grade securities. Lower rated bonds involve a greater risk of price declines than investment-grade securities due to actual or perceived changes to an issuer's creditworthiness. In addition, issuers of lower rated bonds may be more susceptible than other issuers to economic downturns. Lower rated bonds are subject to the risk that the issuer may not be able to pay interest and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market of the bond. Only the Healthcare Fund and the Technology Fund currently are permitted to invest more than 5% of their assets in lower rated bonds.

MARKET RISK. The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon change in a company's financial condition as well as overall market and economic conditions.

OPPORTUNITY RISK. The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

POLITICAL RISK. The risk of losses directly attributable to government or political actions.

PORTFOLIO MANAGEMENT RISK. The risk that a strategy used by a fund's sub-adviser(s) may fail to produce the intended result.

RISKS OF OPTIONS, FUTURES AND SWAP CONTRACTS. These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities can have a significant impact on a fund's exposure to stock market values, interest rates or the currency exchange rate. These types of transactions will be used primarily for hedging purposes.

VALUATION RISK. The risk that a fund has valued certain securities at a higher price than it can sell them for.

MANAGEMENT TEAM
THE MANAGER AND THE SUB-ADVISERS

THE MANAGER

Equitable, 1290 Avenue of the Americas, New York, New York 10104, serves as the Manager of each fund. Equitable is an investment adviser registered under the Investment Advisers Act of 1940, as amended, and a wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a subsidiary of AXA, a French insurance holding company. On ___________, Equitable was manager of ___ investment companies with ___ separate portfolios.

THE SUB-ADVISERS

--------------------------------------------------------------------------------
                     Each fund's investments are selected by one or more sub-advisers. The following table describes each fund's sub-adviser(s), portfolio manager(s) and each portfolio manager's business experience.
--------------------------------------------------------------------------------
FUND                 SUB-ADVISER(S) AND PORTFOLIO           BUSINESS
                     MANAGER(S)                             EXPERIENCE
--------------------------------------------------------------------------------

Equitable
Premier Large
Cap Core
Equity Fund

Equitable
Premier Large
Cap Growth
Fund

Equitable
Premier Large
Cap Value
Fund

Equitable
Premier
Small/Mid Cap
Growth Fund

Equitable
Premier
Small/Mid Cap
Value Fund

Equitable
Premier
International
Equity Fund

Equitable
Premier
Technology
Fund

Equitable
Premier Health
Care Fund

Equitable
Premier Core
Bond Fund

Equitable
Money Market
Fund

MANAGEMENT FEES

Each fund pays fees to Equitable for management services. The following shows the management fee for each fund:

Equitable Premier Large Cap Core Equity Fund - ___________; Equitable Premier Large Cap Growth Fund - ___________; Equitable Premier Large Cap Value Fund - ___________; Equitable Premier Small/Mid Cap Growth Fund - ___________; Equitable Premier Small/Mid Cap Value Fund - ___________; Equitable Premier International Equity Fund - ___________; Equitable Premier Technology Fund - ___________; Equitable Premier Health Care Fund - ___________; Equitable Premier Core Bond Fund - ___________; and Equitable Money Market Fund - ___________.

The sub-advisers are paid by the Manager. Each fund pays the Manager an administrative fee of ___.

OTHER INFORMATION

The funds have received an exemptive order from the SEC to permit a fund's Board of Trustees ("Board") to select and replace investment sub-advisers and to amend the sub-advisory agreements between Equitable and the investment sub-advisers without obtaining shareholder approval. Accordingly, the Manager is able, subject to the approval of the Board, to appoint and replace sub-advisers and to amend sub-advisory agreements without obtaining shareholder approval.

FUND SERVICES

INVESTING IN THE FUNDS

----------------------------------------
Choosing a Share Class
----------------------------------------

Each fund offers Class A, Class B, Class C and Class Z shares to the public. Each class has different costs associated with buying, selling and holding fund shares. Your broker or other financial intermediary can assist you in selecting which Class of shares best meets your needs based on such factors as the size of your investment and the length of time you intend to hold your shares.

--------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                      CLASS B SHARES                     CLASS C SHARES                 CLASS Z SHARES
--------------------------------------------------------------------------------------------------------------------------------
o    You pay a sales                o    You do not pay a             o     You pay a smaller        o     You do not pay
     charge when you buy fund            sales charge when you              sales charge than Class        a sales charge when
     shares.  There are                  buy fund shares.  All of           A shares.                      you buy fund
     several ways to reduce              your money goes to work                                           shares.  All of
     this charge.  See the               for you right away.                                               your money goes to
     section entitled "Ways to                                                                             work for you right
     Reduce or Eliminate Sales                                                                             away.
     Charges."

o    You pay lower annual          o     You pay higher              o      You pay higher          o      Available to
     expenses than Class B and           annual expenses than               annual expenses than           limited groups of
     Class C shares.                     Class A Shares.                    Class A shares.                investors, i.e.
                                                                                                           retirement plans,
                                                                                                           mutual fund
                                                                                                           programs, etc.

o    You do not pay a              o     You may pay a               o      You will pay a          o      You pay lower
     sales charge on orders of           redemption charge when             smaller redemption             annual expenses
     $1 million or more, but             you sell your shares, as           charge than Class B            than Class A, Class
     you may pay a redemption            described in the section           shares if you sell your        B or Class C shares.
     charge if you redeem                "How Sales Charges are             shares within 18 months
     within 1 year of purchase.          Calculated."                       of purchase.

o    All orders for $1             o     Your Class B shares         o      Your Class C shares
     million or more must be             will automatically                 will not automatically
     for Class A shares.                 convert into Class A               convert into Class A
                                         shares after a certain             shares.  If you hold
                                         period, thus reducing              your shares for longer
                                         your annual expenses.              than 8 years, you'll
                                         See the section entitled           pay higher expenses
                                         "How Sales Charges Are             than other classes.
                                         Calculated."

FUND SERVICES
HOW SALES CHARGES ARE CALCULATED

----------------------------------------
CLASS A SHARES
----------------------------------------

The price that you pay when you buy Class A shares (the "offering price") is their net asset value plus a sales charge (sometimes called a "front-end sales charge") which varies depending upon the size of your purchase and the fund you buy shares of. The Money Market Fund does not have a sales charge.

CLASS A SALES CHARGES FOR:

EQUITABLE PREMIER LARGE CAP EQUITY FUND, EQUITABLE PREMIER LARGE GROWTH FUND, EQUITABLE PREMIER LARGE CAP VALUE FUND, EQUITABLE PREMIER SMALL/MID CAP GROWTH FUND, EQUITABLE PREMIER SMALL/MID CAP VALUE FUND, EQUITABLE PREMIER INTERNATIONAL EQUITY FUND, EQUITABLE PREMIER TECHNOLOGY FUND, EQUITABLE PREMIER HEALTH CARE FUND

      YOUR INVESTMENT       AS A % OF OFFERING PRICE   AS A % OF YOUR INVESTMENT

     Less than $50,000            5.50%                         5.82%
$50,000    -  $99,999             4.75%                         4.99%
$100,000   -  $249,999            3.75%                         3.90%
$250,000   -  $499,999            2.75%                         2.83%
$500,000   -  $999,999            2.00%                         2.04%
   $1,000,000 or more*            0.00%                         0.00%


*A contingent deferred sales charge of $1.00% generally will apply to redemptions to your shares within one year of the date of purchase. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

CLASS A SALES CHARGES FOR EQUITABLE PREMIER CORE BOND FUND

      YOUR INVESTMENT       AS A % OF OFFERING PRICE   AS A % OF YOUR INVESTMENT

      Less than $100,000                    4.50%                         4.71%
$100,000        -  $249,999                 3.50%                         3.63%
$250,000        -  $499,999                 2.50%                         2.56%
$500,000        -  $999,999                 1.75%                         1.78%
      $1,000,000 or more*                   0.00%                         0.00%

*A  contingent   deferred  sales  charge  of  $1.00%  generally  will  apply  to redemptions to your shares within one year of the date of purchase. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

----------------------------------------
CLASS B SHARES
----------------------------------------

Class B shares are sold at net asset value, without any sales charges at the time of purchase. However, there is a contingent deferred sales charge ("CDSC") on shares that is payable upon redemption. The amount of the CDSC declines each year that you own your shares. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of another Equitable Premier Fund. The CDSC is depicted in the following charts.

-------------------------------------------------------
PURCHASES OF LESS THAN $250,000
CLASS B CONTINGENT DEFERRED SALES CHARGE
-------------------------------------------------------

   HOLDING PERIOD AFTER       % DEDUCTED WHEN SHARES
         PURCHASE                    ARE SOLD

Through first year                     5.00%
Through second year                    4.00%
Through third year                     4.00%
Through fourth year                    3.00%
Through fifth year                     2.00%
Through sixth year                     2.00%
Through seventh year                   1.00%
After seven years                      0.00%

-------------------------------------------------------
PURCHASES OF $250,000 TO LESS THAN $500,000
CLASS B CONTINGENT DEFERRED SALES CHARGE
-------------------------------------------------------

   HOLDING PERIOD AFTER       % DEDUCTED WHEN SHARES
         PURCHASE                    ARE SOLD

Through first year                     3.50%
Through second year                    2.50%
Through third year                     2.00%
Through fourth year                    1.00%
After four years                       0.00%

-------------------------------------------------------
PURCHASES OF $500,000 TO LESS THAN $1,000,000
CLASS B CONTINGENT DEFERRED SALES CHARGE
-------------------------------------------------------

   HOLDING PERIOD AFTER       % DEDUCTED WHEN SHARES
         PURCHASE                    ARE SOLD

Through first year                     3.00%
Through second year                    2.00%
Through third year                     1.00%
After three years                      0.00%

--------------------------------------------------------
HOW THE CDSC IS APPLIED TO YOUR SHARES
--------------------------------------------------------

The CDSC is a sales  charge you pay when you redeem  certain  fund  shares.  The
CDSC:

o   is calculated based on the number of shares you are selling;

o is based on either your original purchase price or the then-current net asset value of the shares being sold, whichever is lower;

o is deducted from the proceeds of the redemption, not from the amount remaining in your account; and

o for year one applies to redemptions through the day one year after the date on which your purchase was accepted, and so on for subsequent years.

---------------------------------------------------------
A CDSC Will Not be Charged On
---------------------------------------------------------

o   increases in net asset value above the purchase price; or

o shares you acquired by reinvesting your dividends or capital gain distributions.

To keep your CDSC as low as possible, each time you a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

----------------------------------------
CLASS C SHARES
----------------------------------------

Class C shares are sold at net asset value plus a 1% sales charge. Additionally, Class C shares are subject to a CDSC of 1.00% on redemptions made within eighteen months of the date of purchase. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another Equitable Premier Fund.

-------------------------------------------------------------------
CLASS C CONTINGENT DEFERRED SALES CHARGES $0 TO $999,999
-------------------------------------------------------------------
  HOLDING PERIOD AFTER PURCHASE    % DEDUCTED WHEN SHARES ARE SOLD

            18 months                          1.00%
           Thereafter                          0.00%

----------------------------------------
CLASS Z SHARES
----------------------------------------

Class Z shares are sold at net asset value and are available only to certain types of investors, i.e. retirement plans, mutual fund programs etc. The minimum investment is waived for employees of Equitable and its affiliates. The minimum investment amount for purchasing Class Z shares is $1 million.

------------------------------------------------------------
EXCHANGES INTO AND OUT OF SHARES OF A
MONEY MARKET FUND
------------------------------------------------------------

You exchange shares when you sell all or a portion of shares in one fund and use the proceeds to purchase shares of the same class of another fund without paying a sales charge. However, in certain circumstances, as described below, you may have to pay a sales charge.

o You will pay a sales charge when you exchange Class A shares of the Money Market Fund for Class A shares of an Equitable Premier Fund, unless you've already paid the sales charge on those shares. Any deposits made into your Money Market Fund will be subject to a sales charge if you choose to exchange your Class A Money Market Funds to Class A shares of an Equitable Premier Fund.

o When you exchange Class B shares of an Equitable Premier Fund into shares of the Money Market Fund, the holding period for purposes of determining the CDSC and conversion to Class A shares stops until you exchange back into shares of an Equitable Premier Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

o You will pay a sales charge when you exchange Class C shares of the Money Market Fund for Class C shares of an Equitable Premier Fund , unless you've already paid the sales charge on those shares. Any deposits made into your Money Market Fund will be subject to a sales charge if you choose to exchange your Class C Money Market Funds to Class C shares of an Equitable Premier Fund.

o When you exchange Class C shares of an Equitable Premier Fund into shares of the Money Market Fund, the holding period for purposes of determining the CDSC stops until you exchange back into shares of an Equitable Premier Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

FUND SERVICES

WAYS TO REDUCE OR ELIMINATE SALES CHARGES

----------------------------------------
CLASS A, B, OR C SHARES
----------------------------------------

REDUCING SALES CHARGES

There are a number of ways you can lower your sales charge, including:

o LETTER OF INTENT - allows you to purchase Class A or Class B shares of any Equitable Premier Fund over a 13-month period but pay sales charges (or redemption fees) as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more in Class A shares over 13 months or $250,000 or more in Class B shares. Purchases across share classes may be used toward meeting the letter of intent.

o COMBINING ACCOUNTS - allows you to combine shares of multiple Equitable Premier Funds and classes for purposes of calculating your sales charge. You may combine your purchases with purchases of qualified accounts of a spouse, parents, children, siblings, grandparents, grandchildren, in-laws, individual fiduciary accounts, sole proprietorships, single trust estates and any other group of individuals acceptable to the Distributor.

o RIGHTS OF ACCUMULATION - allows you to purchase Class A shares of the Equitable Premier Funds among related accounts at the offering price applicable to the total of (1) the dollar amount then being purchased plus
      (2) an amount equal to the then-current net asset value of the purchaser's combined holding of Class A Fund shares and Class A shares of any other Equitable Premier Fund.

ELIMINATING SALES CHARGES AND THE CDSC

Class A shares may be offered without a front-end sales charge or a CDSC to the following individuals and institutions:

o Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

o     Selling brokers, sales representatives or other intermediaries;

o Fund trustees and other individuals who are affiliated with any Equitable Premier Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

o Participants in certain Retirement Plans with at least 100 eligible employees (one-year CDSC may apply);

o Non-discretionary and non-retirement accounts of bank trust departments or trust companies only if they principally engage in banking or trust activities; and

o     Employees of AXA Financial, Inc.


REPURCHASING FUND SHARES

You may apply proceeds from redeeming Class A shares of the funds WITHOUT PAYING A SALES CHARGE to repurchase Class A shares of any Equitable Premier Fund. To qualify, you must reinvest some or all of the proceeds within 90 days after your redemption and notify Equitable Premier Funds or your financial representative at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds either by returning the redemption check or by sending a new check for some or all of the redemption amount. Please note: For federal income tax purposes, A REDEMPTION IS A SALE THAT INVOLVES TAX CONSEQUENCES, EVEN IF THE PROCEEDS ARE LATER REINVESTED. Please consult your tax adviser to determine how a redemption would affect you.

If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption.

ELIMINATING THE CDSC

As long as we are notified at the time you sell, the CDSC for any share class may generally be eliminated in the following cases:

o Distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC);

o     Payments through a systematic withdrawal plan; or

o     Due to shareholder death or disability.

IF YOU THINK YOU MAY BE ELIGIBLE FOR A SALES CHARGE ELIMINATION OR REDUCTION, CONTACT YOUR FINANCIAL REPRESENTATIVE OR EQUITABLE PREMIER FUNDS. CHECK THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.

FUND SERVICES
IT'S EASY TO OPEN AN ACCOUNT

----------------------------------------------------------------
TO OPEN AN ACCOUNT WITH EQUITABLE PREMIER FUNDS
----------------------------------------------------------------
1. Read the Prospectus carefully.
2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts.

-----------------------------------------------------------------------------------------------------------
                                                              MINIMUM TO               MINIMUM FOR
TYPE OF ACCOUNT                                            OPEN AN ACCOUNT*      SUBSEQUENT INVESTMENTS*
Individual Retail Accounts                                       $2500                     $100

Accounts registered under the Uniform Gifts to Minors            $500                      $100
Act or the Uniform Transfer to Minors Act
Individual Retirement Accounts (IRAs)                            $500                      $100

Automatic Investment Plan                                         $50                      $50**
------------------------------------------------------------------------------------------------------------

*     Does not apply to Class Z purchases.
**   $25 for AXA Financial, Inc. employees.

3. (a) Call your broker or other financial intermediary who can assist you in all the steps necessary to open an account; or
   (b) complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or Equitable Premier Funds at 800-________. For more information on Equitable Premier Funds' investment programs, refer to the section entitled "Additional Investor Services" in this Prospectus.
4. Use the following sections as your guide for purchasing shares.

Each fund reserves the right to close any fund account whose balance falls below $500. A fund will deduct a $50 annual fee from accounts with a balance of less than $500. Notice giving the shareholder an opportunity to increase the account balance will be sent to shareholders with an account balance of less than $500 prior to the deduction of the fee.

FUND SERVICES

---------------------------------
BUYING SHARES
---------------------------------

                                            OPENING AN ACCOUNT                                ADDING TO AN ACCOUNT
THROUGH YOUR BROKER OR OTHER FINANCIAL INTERMEDIARY

                            o      Call your broker or other financial         o        Call your broker or other financial
                                   intermediary.  Your broker or financial              intermediary.
                                   intermediary can assist you in all the
                                   steps necessary to buy shares.
BY MAIL

                            o      Make out a check in U.S. dollars for the    o        Make out a check in U.S. dollars for the
[ICON]                             investment amount, payable to "Equitable             investment amount, payable to
                                   Premier Funds."  Third party and "starter"           "Equitable Premier Funds."  Third party
                                   checks will generally not be accepted.               and "starter" checks will generally not be
                                   Cash is not accepted.                                accepted.

                            o      Mail the check with your completed          o        Fill out detachable investment slip from
                                   application to Equitable Premier Funds,              an account statement.  If no slip is
                                   ______________________                               available, include with the check a letter
                                                                                        specifying the fund name, your class of
                                                                                        shares, your account number and the
                                                                                        registered account name(s). You can
                                                                                        order more investment slips by calling
                                                                                        800-________.
BY WIRE

                            o      Call Equitable Premier Funds at 800-        o        Visit _________.com to add shares to
[ICON]                             ________ to obtain an account number and             your account by wire.
                                   wire transfer instructions.  Your bank maY  o        Instruct your bank to transfer funds
                                   charge you for such a transfer.                      to _____, ABA #_________, DDA# ________.

                                                                               o        Specify the fund name, your class of
                                                                                        shares, your account number and the
                                                                                        registered account name(s). Your bank
                                                                                        may charge you for such a transfer.

AUTOMATIC INVESTING THROUGH ___________________

                            o      Indicate on your application that you would o        Please call Equitable Premier Funds at
[ICON]                             like to begin an automatic investment plan           at 800-________ for a Service Options
                                   plan through __________________ and the              Form.  A signature guarantee may be
                                   amount of the monthly investment ($50                required to add this privilege.
                                   minimum).

                            o Send a check marked "Void" or a deposit slip from your bank account along with your application.

FUND SERVICES

---------------------------------
SELLING SHARES
---------------------------------

TO SELL SOME OR ALL OF YOUR SHARES

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."

THROUGH YOUR BROKER OR OTHER FINANCIAL INTERMEDIARY

               o Call your broker or other financial intermediary. Your broker or other financial intermediary can assist you in all the steps necessary to sell shares.

BY MAIL

               o  Write a letter to request a redemption specifying the name of
[ICON] the fund, the class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required.

               o The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.

               o  Mail your request to Equitable Premier Funds,
                  _________________________________

               o Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received. You may also choose to redeem by wire or through ACH (see below).

BY WIRE

               o  Fill out the "Telephone Withdrawal and Exchange" and "Bank
[ICON]            Information" sections on your account application.

               o Call Equitable Premier Funds at 800-________, visit _________.com or indicate in your redemption request letter that you wish to have your proceeds wired to your bank.

               o Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee (currently $25.00) will be deducted from the proceeds.

BY SYSTEMATIC WITHDRAWAL PLAN

               o  Please refer to the section entitled "Additional Investor
[ICON] Services' or call Equitable Premier [ICON] Funds at 800-________ or your financial representative for information.

               o Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

BY TELEPHONE

               o  You may receive your proceeds by mail or by wire.

[ICON]         o  Call Equitable Premier Funds at 800-________ to choose the method you wish to use to redeem your shares.

FUND SERVICES

--------------------------------------
SELLING SHARES IN WRITING
--------------------------------------

To redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. If a written request to sell is required, a letter of instruction signed by the authorized owner is necessary. In certain situations a signature guarantee or additional documentation may be required.

A signature guarantee is necessary if:                   A signature guarantee can be obtained from one of the following sources:
o  Your address of record has changed within the past
   30 days;                                              o  A financial representative or securities dealer;

o  You are selling more than $100,000 worth of shares    o  A federal savings bank, cooperative or other type of
   and you are requesting the proceeds by check; or         bank;

o  A proceeds check for any amount is mailed to an       o  A savings and loan or other thrift institution;
   address other than the address of record or not
   payable to the registered owner(s).                   o  A credit union; or

                                                         o  A securities exchange or clearing agency.

The table shows situations in which additional documentation may be necessary. Please call your financial representative or Equitable Premier Funds regarding requirements for other account types.

SELLER (ACCOUNT TYPE)                                   REQUIREMENTS FOR WRITTEN REQUESTS

INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP,                 o  The signatures on the letter must include all persons  authorized to
UGMA/UTMA (MINOR ACCOUNTS)                                 sign, including title, if applicable.

                                                        o  Signature guarantee, if applicable (see above).

CORPORATE OR ASSOCIATION ACCOUNTS                       o  The signature on the letter must include all trustees authorized to sign, including title.

OWNERS OR TRUSTEES OF TRUST ACCOUNTS                    o  The signature on the letter must include all trustees authorized to sign, including title.

                                                        o  If the  names of the trustees are not registered on the account, include a copy of the trust document certified
                                                           within the past 60 days.

                                                        o  Signature guarantee, if applicable (see above).

POWER OF ATTORNEY (POA)                                 o  The signatures on the letter must include the
                                                           attorney-in-fact, indicating such title.

                                                        o  A signature guarantee.

                                                        o  Certified copy of the POA document stating it is still in full force and effect, specifying the exact fund and account number, and certified within 30 days of  receipt of instructions.*

QUALIFIED RETIREMENT BENEFIT PLANS (EXCEPT             o  The signature on the letter must include all signatures of those
EQUITABLE PREMIER FUNDS PROTOTYPE DOCUMENTS)              authorized to sign, including title.

                                                       o  Signature guarantee, if applicable (see above)

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)                  o  Additional documentation and distribution forms are required.

* Certification may be made on court documents by the court, usually certified by the clerk of the court. POA certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

FUND SERVICES

----------------------------------------
EXCHANGING SHARES
----------------------------------------

Shares of each fund generally may be exchanged for shares of the same class of the other Equitable Premier Fund without paying a sales charge or a CDSC. The exchange must be for a minimum of $1,000 (or the total net asset value of your account, whichever is less), or $50 if made under the Automatic Exchange Plan. All exchanges are subject to the eligibility requirements of the Equitable Premier Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the fund may be legally sold. For federal income tax purposes, an exchange of fund shares for shares of another Equitable Premier Fund is treated as a sale on which gain or loss may be recognized. Please refer to the Statement of Additional information (the "SAI") for more detailed information on exchanging fund shares.

RESTRICTIONS ON BUYING, SELLING AND
EXCHANGING SHARES

----------------------------------------------------------
PURCHASE AND EXCHANGE RESTRICTIONS
----------------------------------------------------------

The funds reserve the right to suspend or change the terms of purchasing or exchanging shares.

----------------------------------------------------------
PURCHASE AND EXCHANGE RESTRICTIONS ON MARKET TIMERS
----------------------------------------------------------

The funds and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interest of the fund's other shareholders or would disrupt the management of the fund. The funds and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market-timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market-timer if: (i) more than two exchange purchases of a given fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given fund in a calendar quarter in an aggregate amount in excess of 1% of the fund's total net assets.

----------------------------------------------------------
SELLING RESTRICTIONS
----------------------------------------------------------

The table below describes restrictions placed on selling shares of any fund described in this Prospectus:

RESTRICTION                                                            SITUATION
---------------------------------------------------------------------- ----------------------------------------------
The fund may suspend the right of redemption or postpone payment       o  When the New York Stock Exchange is
for more than 7 days:                                                     closed (other than a weekend/holiday).
                                                                       o  During an emergency.
                                                                       o  Any other period permitted by the SEC.
---------------------------------------------------------------------- ----------------------------------------------
Each fund reserves the right to suspend account services or            o  With a notice of a dispute between
refuse transaction requests:                                              registered owners.
                                                                       o  With suspicion/evidence of a fraudulent
                                                                          act.
---------------------------------------------------------------------- ----------------------------------------------
The fund may pay the redemption price in whole or part by a            o  When it is detrimental for a fund to make
distribution in kind of readily marketable securities in lieu of          cash payments as determined in the sole
cash or may take up to 7 days to pay a redemption request in              discretion of the Manager.
order to raise capital:
---------------------------------------------------------------------- ----------------------------------------------
The fund may withhold redemption proceeds until the check or           o  When redemptions are made within 10
funds have cleared:                                                       calendar days of purchase by check of the
                                                                          shares being redeemed.
---------------------------------------------------------------------- ----------------------------------------------

If you hold certificates representing your shares, they must be sent with your request for it to be honored. The Distributor recommends that certificates be sent by registered mail.

FUND SERVICES

-------------------------------------------------------------
HOW FUND SHARES ARE PRICED
-------------------------------------------------------------


"Net asset value" is the price of one share of a fund without a sales charge, and is calculated each business day using the following formula:

-----------------------------------------------------------------------------------------------------------
                      TOTAL MARKET VALUE OF SECURITIES + CASH AND OTHER ASSETS - LIABILITIES
                      ----------------------------------------------------------------------
NET ASSET VALUE =                           NUMBER OF OUTSTANDING SHARES
-----------------------------------------------------------------------------------------------------------

The net asset value of fund shares is determined according to this schedule:

o A share's net asset value is determined as of the close of regular trading on the New York Stock Exchange ("Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.
o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by __________________________________, the fund's custodian
    (plus or minus applicable sales charges).
o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern Time* on the same day will be based on the next asset value determined on that day.
o A fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

*Under limited circumstances, the Distributor may enter into a contractual agreement where it may accept orders after 5:00 p.m., but not later than 8:00 pm.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."

Generally, fund securities are valued as follows:

o EQUITY SECURITIES - most recent sales or quoted bid price as provided by a pricing service.
o DEBT SECURITIES (OTHER THAN SHORT-TERM OBLIGATIONS) - based upon pricing service valuations.
o SHORT-TERM OBLIGATIONS (REMAINING MATURITY OF LESS THAN 60 DAYS) - amortized cost (which approximates market value).
o SECURITIES TRADED ON FOREIGN EXCHANGES - most recent sale/bid price on the non-U.S. exchange, unless an occurrence after the close of the exchange will materially affect its value. In that case, it is given fair value as determined by or under the direction of the fund's Board of Trustees at the close of regular trading on the Exchange.
o   OPTIONS - last sale price or, if not available, last offering price.
o FUTURES - unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the fund's Board of Trustees.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the fund's Board of Trustees believes accurately reflects fair value.

FUND SERVICES

----------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
----------------------------------------------------------

The funds generally distribute most or all of their net investment income (other than capital gains) in the form of dividends. All of the funds, except the Equitable Premier Core Bond Fund, normally declare and pay dividends annually. These funds distribute substantially all of their net realized gains, if any, annually. The Equitable Core Bond Fund normally declares and pays dividends monthly, and its gains, if any, annually.

Depending on your investment goals and priorities, you may choose to:

o   Reinvest your dividends.
o Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the fund or in the same class of another Equitable Premier Fund.
o   Receive all distributions in cash.

Unless you indicate otherwise, distributions will automatically be reinvested in shares of the same class of the fund at net asset value.

For more information or to change your distribution option, contact Equitable Premier Funds in writing, contact your broker or call 800-________.

If you earn more than $10 annually in taxable income from a non-retirement plan fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep the 1099 as a permanent record. A fee may be charged for any duplicate information requested.

----------------------------------------
TAX CONSEQUENCES
----------------------------------------

Each fund intends to meet all requirements of the Internal Revenue Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Fund distributions paid to you either in cash or reinvested in additional shares are generally taxable to you either as ordinary income or as capital gains. Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. Distributions of gains from investments that a fund owned for more than one year that are designated by a fund as capital gain dividends will generally be taxable to you as long-term capital gain, regardless of how long you have held fund shares.

An exchange of shares for shares of another Equitable Premier Fund is treated as a sale, and any resulting gain or loss may be subject to federal income tax. If you purchase shares of a fund shortly before it declares a capital gain distribution or dividend, a portion of the purchase price may be returned to you as a taxable distribution.

You should consult your tax adviser about any federal, state and local taxes that may apply to the distributions you receive. Shareholders of funds investing in foreign securities should consult their tax adviser about investment consequences under foreign laws.

FUND SERVICES

--------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------

----------------------------------------------------------
ADDITIONAL INVESTORS SERVICES
----------------------------------------------------------

RETIREMENT PLANS

Equitable Premier Funds offer a range of retirement plans, including IRAs, SEPS, SIMPLE IRAs, 403(b) plans and other pension and profit sharing plans. Refer to the section entitled "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-________.

AUTOMATIC INVESTMENT PROGRAM

This is Equitable Premier Funds' automatic investment plan. You may authorize automatic monthly transfers of $[50] or more from your bank checking or savings account to purchase shares of one or more Equitable Premier Funds. To join the Automatic Investment Program, please refer to the section entitled "Buying Shares."

DIVIDEND DIVERSIFICATION PROGRAM

This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Equitable Premier Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund's net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other Equitable Premier Fund, please read its Prospectus carefully.

AUTOMATIC EXCHANGE PLAN

Equitable Premier Funds have an automatic exchange plan under which shares of a class of a fund are automatically exchanged each month for shares of the same class of other Equitable Premier Funds. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please refer to the SAI for more information on the Automatic Exchange Plan.

AUTOMATIC WITHDRAWAL PLAN

This plan allows you to redeem shares and receive payments from your fund on a regular schedule. Redemption of shares that are part of the Automatic Withdrawal Plan are not subject to a CDSC. However, the amount or percentage that you specify in the plan may not exceed, on an annualized basis, 12% of the value of your fund account based upon the value of your fund account on the day you establish your plan.

TRANSFER ON DEATH ("TOD") REGISTRATION

You may indicate on the account application to whom the account will be transferred on your death.

TOD registration is available only for accounts registered in an individual name or as joint tenants with rights of survivorship. TOD registration is NOT available for IRA, UGMA/UTMA, or institutional accounts. TOD registration requires the name(s) of the beneficiary(ies) to be listed on the account registration followed by "TOD, Subject to TOD Rules." Equitable Premier
Funds reserve the right to use the term "beneficiaries" in an account registration rather than list each named beneficiary. However, the shareholder MUST provide the name, address, social security number and birth date of each beneficiary. Per stirpes designation will not be accepted.

To add TOD registration to an existing account, call ____________________ to request the appropriate forms and instructions or visit our website at www._______________.com.

EQUITABLE PREMIER FUNDS- WEB SITE

Visit www_________.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information.

ELECTRONIC MAIL DELIVERY

This delivery option allows you to receive important fund documents via the Internet instead of in paper form through regular U.S. mail. Eligible documents include confirmation statements, quarterly statements, prospectuses, annual and semiannual reports and proxies. Electronic Delivery will cut down on the amount of paper mail you receive, speed up the availability of your documents and lower expenses to your fund. To establish this option on your account(s), complete the appropriate section of your new account application or visit us at www._________.com.

--------------------------------------------------------
COMPENSATION TO SECURITIES DEALERS
--------------------------------------------------------

The funds, other than the Money Market Fund, pay securities dealers that sell their shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees of a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940). The sales charges are detailed in the section entitled "How Sales Charges are Calculated." Class A, Class B and Class C shares each pay an annual service fee of 0.25% of their average daily net assets. In addition to this service fee, Class B shares pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (after 8 years Class B shares automatically convert into Class A shares). Class C shares are subject to a distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis. The Distributor retains the first year of such fees for Class C shares. Because these distribution fees are paid out of the fund's assets on an ongoing basis, over time these fees for Class B and Class C shares will increase the const of your investment and may cost you more than paying the front-end sales charge on Class A shares.

The Distributor may, at its expense, pay concessions in addition to the payments described above to dealers that satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the Equitable Premier Funds over prior periods, and certain other factors.

GLOSSARY OF TERMS

BID PRICE - The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

CAPITAL GAIN DISTRIBUTIONS - Payments to a fund's shareholders of profits earned from selling securities in a fund's portfolio. Capital gain distributions are usually paid once a year.

DERIVATIVE - A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

DIVERSIFICATION - The strategy of investing in a wide range of companies or industries to reduce the risk if an individual company or one sector of the market suffers losses.

DURATION - A measure of how much a bond's price fluctuates with changes in comparable interest rates.

EARNINGS GROWTH - A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

FUNDAMENTAL ANALYSIS - An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

GROWTH INVESTING - An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than 'value' investing.

INTEREST RATE - Rate of interest charged for the use of money, usually expressed at an annual rate.

MARKET CAPITALIZATION - Market price multiplied by number of shares outstanding.

NET ASSET VALUE (NAV) - The market value of one share of a fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a fund's total net assets by the number of shares outstanding.

PRICE-TO-BOOK VALUE RATIO - Current market price of a stock divided by its book value, or net asset value.

PRICE-TO-EARNINGS RATIO - Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. Some firms use inverse ratios for this calculation (i.e. earnings-to-price ratio).

VALUE INVESTING - An investment style that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than 'growth' stocks.

VOLATILITY - The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD - The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

------------------------------------

If you would like more information about the funds, the following document is available free upon request.

                                                                       EQUITABLE PREMIER FUNDS

   STATEMENT OF ADDITIONAL INFORMATION (SAI) - Provides            Equitable Premier Large Cap Core
     more detailed information about the funds, has been                     Equity Fund
     filed with the Securities and Exchange Commission
     and is incorporated into this Prospectus by reference.
                                                                     Equitable Premier Large Cap
                                                                             Growth Fund
              To order a free copy of a fund's
                SAI, contact your financial                          Equitable Premier Large Cap
              representative, or the funds at:                                Value Fund

          _________________________________                          Equitable Premier Small/Mid
                 ___________________                                        Cap Growth Fund
             ___________________________
               Telephone: 800-________                               Equitable Premier Small/Mid
              Internet: www._________.com                                   Cap Value Fund


 Your financial representative or Equitable Premier Funds          Equitable Premier International
   will also be happy to answer your questions or to provide any              Equity Fund
          additional information that you may require
                                                                    Equitable Premier Technology
             You can review the funds' SAI at the                               Fund
 Public Reference Room of the Securities and Exchange
 Commission in Washington, D.C. Text-only copies are                Equitable Premier Health Care
  available free from the Commission's Web site at:                             Fund
                  www.sec.gov
                  -----------                                           Equitable Premier Core
  Copies of these publications are also available for a fee and                Bond Fund
    information on the operation of the Public Reference Room
  may be obtained by electronic request at the following E-mail      Equitable Money Market Fund
   address: publicinfo@sec.gov., or by writing or calling the
            ------------------
       Public Reference Room of the SEC,
           Washington, D.C. 20549-8090

                                                                       (Investment Company Act File No. 811-10283)
                                                                       (Investment Company Act File No. 811-10289)
(C) 2001 Equitable Premier Funds


                             EQUITABLE PREMIER FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                  May ___, 2001

                  Equitable Premier Large Cap Core Equity Fund
                     Equitable Premier Large Cap Growth Fund
                     Equitable Premier Large Cap Value Fund
                   Equitable Premier Small/Mid Cap Growth Fund
                   Equitable Premier Small/Mid Cap Value Fund
                   Equitable Premier International Equity Fund
                        Equitable Premier Technology Fund
                       Equitable Premier Health Care Fund
                        Equitable Premier Core Bond Fund
                           Equitable Money Market Fund

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus for the Trusts dated ____________, 2001, which may be obtained without charge by calling Equitable toll free at 1-800-______________ or writing to the Trusts at 1290 Avenue of the Americas, New York, New York 10104. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus.

                                TABLE OF CONTENTS

DESCRIPTION OF THE TRUSTS......................................................2

THE FUNDS......................................................................2

ADDITIONAL INVESTMENT STRATEGIES AND RISKS.....................................5

MANAGEMENT OF THE TRUSTS......................................................25

INVESTMENT MANAGEMENT AND OTHER SERVICES......................................28

BROKERAGE ALLOCATION AND OTHER STRATEGIES.....................................32

PURCHASE AND PRICING OF SHARES................................................33

REDUCED SALES CHARGES, ADDITIONAL EXCHANGE AND REDEMPTION
        INFORMATION AND OTHER SERVICES........................................36

CONVERSION OF CLASS B SHARES..................................................40

TAXATION......................................................................40

FUND PERFORMANCE..............................................................44

OTHER INFORMATION.............................................................45

FINANCIAL STATEMENTS..........................................................47

DESCRIPTION OF THE TRUSTS

Equitable  Premier Funds Trust  ("Premier  Trust") and  Equitable  Trust (each a
"Trust" and collectively the "Trusts") are open-end management investment companies and are registered as such under the Investment Company Act of 1940, as amended ("1940 Act"). Each Trust is organized as a Delaware business trust. Premier Trust was formed on January 23, 2001. Equitable Trust was formed on February 2, 2001.

The Premier Trust currently offers four classes of shares on behalf of each of the following funds: Equitable Premier Large Cap Core Equity Fund ("Large Cap Core Equity Fund"), Equitable Premier Large Cap Growth Fund ("Large Cap Growth Fund"), Equitable Premier Large Cap Value Fund ("Large Cap Value Fund"),
Equitable  Premier  Small/Mid  Cap Growth Fund  ("Small/Mid  Cap Growth  Fund"),
Equitable  Premier  Small/Mid  Cap Value  Fund  ("Small/Mid  Cap  Value  Fund"),
Equitable Premier International Equity Fund ("International Equity Fund"), Equitable Premier Technology Fund ("Technology Fund"), Equitable Premier Health Care Fund ("Health Care Fund") and Equitable Premier Core Bond Fund ("Core Bond Fund") (collectively "Premier Funds"). Equitable Trust currently offers four classes of shares on behalf of the Equitable Money Market Fund ("Money Market Fund").

THE FUNDS

LARGE CAP CORE EQUITY FUND. The fund's objective is long-term growth of capital. Under normal circumstances, the fund intends to invest at least 80% of its total assets in equity securities of large capitalization companies (currently companies with market capitalization in excess of $5 billion). The fund may also invest in other securities that the sub-advisers believe provide opportunities for appreciation, including debt securities such as investment grade corporate bonds, U.S. government bonds and warrants. The fund may invest up to 20% of its assets in equity securities, including depository receipts, of large foreign companies, including those issued by issuers in developing countries.

LARGE CAP GROWTH FUND. The fund's objective is long-term growth of capital. Under normal circumstances, the fund intends to invest at least 80% of its total assets in equity of large capitalization companies (currently companies with market capitalization in excess of $5 billion). The fund may also invest in other securities that the sub-advisers believe provide opportunities for appreciation, including debt securities such as investment grade corporate bonds and U.S. government bonds and warrants. The fund may invest up to 20% of its assets in equity securities, including depository receipts, of large foreign companies, including those issued by issuers in developing countries.

LARGE CAP VALUE FUND. The fund's objective is long-term growth of capital. Under normal circumstances, the fund intends to invest at least 80% of its total assets in equity securities of large companies (currently companies with market capitalization in excess of $5 billion). The fund may also invest in other securities that the sub-advisers believe provide opportunities for appreciation, including debt securities such as investment grade corporate bonds, U.S. government bonds and warrants. The fund may invest up to 20% of its assets in equity securities, including depository receipts, of large foreign companies, including those issued by issuers in developing countries.

SMALL/MID CAP GROWTH FUND. The fund's objective is long-term growth of capital. Under normal circumstances, the fund intends to invest at least 80% of its total assets in equity securities of small- and mid-sized companies (currently companies with market capitalization between $250 million and $7.5 billion). The fund may also invest in other securities that the sub-advisers believe provide opportunities for appreciation, including debt securities such as investment grade corporate bonds, U.S. government bonds and warrants. The fund may invest up to 20% of its assets in equity securities, including depository receipts, of foreign companies, including those issued by issuers in developing countries.

SMALL/MID CAP VALUE FUND. The fund's objective is long-term growth of capital. Under normal circumstances, the fund intends to invest at least 80% of its total assets in equity securities of small- and mid-sized companies (currently companies with market capitalization between $250 million to $7.5 billion). The fund may also invest in other securities that the sub-advisers believe provide opportunities for appreciation, including debt securities such as investment grade corporate bonds, U.S. government bonds and warrants. The fund may invest up to 20% of its assets in equity securities, including depository receipts, of foreign companies, including those issued by issuers in developing countries.

INTERNATIONAL EQUITY FUND. The fund's objective is long-term growth of capital. Under normal circumstances, the fund intends to invest at least 80% of its total assets in equity securities of foreign companies (i.e. companies organized or headquartered outside of the U.S.). The fund may also invest in other securities that the sub-advisers believe provide opportunities for appreciation, including debt securities such as investment grade bonds of U.S. and foreign issuers, U.S. government bonds and warrants. The fund may also invest up to 20% of its assets in securities of U.S. companies.

TECHNOLOGY FUND. The fund's objective is long-term growth of capital. Under normal circumstances, the fund intends to invest at least 80% of its assets in equity securities of companies principally engaged in the technology sector. Such companies include, among others, those in the computers, electronics, communications, e-commerce and information service industries. The fund may also invest in other securities that the sub-advisers believe provide opportunities for appreciation, such as debt securities, including investment grade and lower rated corporate bonds, U.S. government bonds and warrants. It is anticipated that the fund will invest primarily in U.S. issuers but the fund may invest up to 35% of its assets in equity securities, including depository receipts, of foreign companies, including those issued by issuers in developing countries.

HEALTH CARE FUND. The fund's objective is long-term growth of capital. Under normal circumstances, the fund intends to invest at least 80% of its assets in equity securities of companies in the heath care sector. Such companies include, among others, those in the pharmaceutical, medical products and supplies, medical technology, medical research and development and health care service industries. The fund may also invest in other securities that the sub-advisers believe offer an opportunity for capital appreciation, such as debt securities, including investment grade and lower rated corporate bonds, U.S. government bonds and warrants. It is anticipated that the fund will invest primarily in U.S. issuers but the fund may invest up to 35% of its assets in equity securities, including depository receipts, of foreign companies, including those issued by issuers in developing countries.

CORE BOND FUND. The fund's objective is to seek a high level of current income consistent with a prudent level of risk. Under normal circumstances, the fund intends to invest at least 80% of its total assets in investment grade debt securities. The fund may invest in corporate bonds, including mortgage- and asset-backed securities, derivative securities, Eurodollar and Yankee dollar obligations, Brady bonds, forward commitments, when issued and delayed delivery securities U.S. government bonds, including those backed by mortgages and related repurchase agreements and zero coupon bonds. Derivative securities include futures and options contracts, options on futures contracts, foreign currencies, securities and bond indices, structured notes, swaps and indexed securities.

MONEY MARKET FUND. The fund's objective is to seek a high level of current income that is consistent with maintaining liquidity and preserving capital. The fund intends to invest only in short-term, dollar-denominated securities maturing in 13 months or less. The fund's weighted average portfolio maturity will not exceed 90 days. The fund may invest in securities issued by U.S. and foreign companies, U.S. and foreign banks, U.S. and foreign governments, U.S. agencies, states and municipalities and international organizations, such as the

World Bank and the International Monetary Fund. The fund may also invest in repurchase agreements based on these securities.

FUNDAMENTAL RESTRICTIONS

Each fund has adopted certain investment restrictions that are fundamental and may not be changed without approval by a "majority" vote of the fund's shareholders. Such majority is defined in the 1940 Act as the lesser of: (i) 67% or more of the voting securities of such fund present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of such fund. Set forth below are each of the fundamental restrictions adopted by each of the funds.

      Each fund, except the Technology Fund and the Health Care Fund, will not

      (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

      The following interpretation applies to, but is not a part of, this fundamental restriction: mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

      Each Fund will not:

      (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities and except that the Technology Fund, under normal circumstances, will invest 25% or more of its total assets in the related group of industries consisting of the technology industries, and the Health Care Fund, under normal circumstances will invest 25% or more of its total assets in the related group of industries consisting of the health care industries.

      (3) issue senior securities or borrow money, except as permitted under the 1940 Act, and then not in excess of 33 1/3% of the fund's total assets
(including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that each fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

      (4) make loans, except loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

      (5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

      (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that each fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

      (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but each fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

NON-FUNDAMENTAL RESTRICTIONS

The  following  investment   restrictions  apply  to  each  fund,  but  are  not
fundamental. They may be changed for any fund without a vote of that fund's shareholders.

      Each fund will not:

      (1) invest more than 15% of its net assets in illiquid securities.

      (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that each fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      (3) engage in short sales of securities or maintain a short position, except that each fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      (4) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

      (5) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

In addition to the fund's principal investment strategies discussed in the Prospectus, each fund may engage in other types of investment strategies as further described in the descriptions below. Each fund may invest in or utilize any of these investment strategies and instruments or engage in any of these practices except where otherwise prohibited by law or the fund's own investment restrictions.

ASSET-BACKED SECURITIES. Asset-backed securities have structural characteristics similar to mortgage-backed securities, as discussed in more detail below. However, the underlying assets are not first lien mortgage loans or interests therein but include assets such as motor vehicle installment sales contracts, other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

BONDS. Bonds are fixed or variable rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Mortgage- and asset-backed securities are types of bonds, and certain types of income-producing, non-convertible preferred stocks may be treated as bonds for investment purposes. Bonds generally are used by corporations, governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Many preferred stocks and some bonds are "perpetual" in that they have no maturity date.

Bonds are subject to interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of a fund's investments in bonds. In general, bonds having longer durations are more sensitive to interest rate changes than are bonds with shorter durations. Credit risk is the risk that an issuer may be unable or unwilling to pay interest and/or principal on the bond. Credit risk can be affected by many factors, including adverse changes in the issuer's own financial condition or in economic conditions.

BRADY BONDS. Brady Bonds are fixed income securities created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by Nicholas F. Brady when he was the U.S. Secretary of the Treasury. Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market. Each fund will invest in Brady Bonds only if they are consistent with quality specifications established from time to time by the sub-adviser to that fund.

CREDIT AND LIQUIDITY ENHANCEMENTS. A fund may invest in securities that have credit or liquidity enhancements or may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit the fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to a fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of a fund to use them when the fund wishes to do so.

CREDIT RATINGS; NON-INVESTMENT GRADE BONDS. Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of bonds, including municipal bonds, and certain other securities. A description of the ratings assigned to corporate bonds by Moody's and S&P is included in the

Appendix to this SAI. The process by which Moody's and S&P determine ratings for mortgage-backed securities includes consideration of the likelihood of the receipt by security holders of all distributions, the nature of the underlying assets, the credit quality of the guarantor, if any, and the structural, legal and tax aspects associated with these securities. Not even the highest such rating represents an assessment of the likelihood that principal prepayments will be made by obligors on the underlying assets or the degree to which such prepayments may differ from that originally anticipated, nor do such ratings address the possibility that investors may suffer a lower than anticipated yield or that investors in such securities may fail to recoup fully their initial investment due to prepayments.

Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a bond's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a bond's rating. Subsequent to a bond's purchase by a fund, it may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the fund. The funds may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have different market prices.

In addition to ratings assigned to individual bond issues, the applicable sub-adviser will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial condition of the issuer, the size of the offering, the maturity of the obligation and its rating. There is a wide variation in the quality of bonds, both within a particular classification and between classifications. An issuer's obligations under its bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of issuers to meet their obligations for the payment of interest and principal on their bonds.

Investment grade bonds are rated in one of the four highest rating categories by Moody's or S&P, comparably rated by another rating agency or, if unrated, determined by the applicable sub-adviser to be of comparable quality. Moody's considers bonds rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated debt securities. Bonds rated D by S&P are in payment default or such rating is assigned upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. Bonds rated C by Moody's are in the lowest rated class and can be regarded as having extremely poor prospects of attaining any real investment standing. References to rated bonds in the Prospectus or this SAI include bonds that are not rated by a rating agency but that the applicable sub- adviser determines to be of comparable quality.

Non-investment grade bonds (commonly known as "junk bonds" and sometimes referred to as "high yield, high risk bonds") are rated Ba or lower by Moody's, BB or lower by S&P, comparably rated by another rating agency or, if unrated, determined by a fund's sub-adviser to be of comparable quality. A fund's investments in non-investment grade bonds entail greater risk than its investments in higher rated bonds. Non-investment grade bonds are considered predominantly speculative with respect to the issuer's ability to pay interest and repay principal and may involve significant risk exposure to adverse conditions. Non-investment grade bonds generally offer a higher current yield than that available for investment grade issues; however, they involve greater risks, in that they are especially sensitive to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured by collateral and will not receive payment until more senior claims are paid in full.

The market for non-investment grade bonds, especially those of foreign issuers, has expanded rapidly in recent years, which has been a period of generally expanding growth and lower inflation. These securities will be susceptible to greater risk when economic growth slows or reverses and when inflation increases or deflation occurs. This has been reflected in recent volatility in emerging market securities. In the past, many lower rated bonds experienced substantial price declines reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated bonds rose dramatically. However, those higher yields did not reflect the value of the income stream that holders of such securities expected. Rather, they reflected the risk that holders of such securities could lose a substantial portion of their value due to financial restructurings or defaults by the issuers. There can be no assurance that those declines will not recur.

The market for non-investment grade bonds generally is thinner and less active than that for higher quality securities, which may limit a fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of non-investment grade bonds, especially in a thinly traded market.

CONVERTIBLE SECURITIES. A convertible security is a bond, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest or dividends until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a fund is called for redemption, the fund will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party.

DEPOSITARY RECEIPTS. Depositary receipts exist for many foreign securities and are securities representing ownership interests in securities of foreign companies (an "underlying issuer") and are deposited with a securities depositary. Depositary receipts are not necessarily denominated in the same currency as the underlying securities. Depositary receipts include American
Depositary  Receipts  ("ADRs"),  Global  Depositary  Receipts ("GDRs") and other types of depositary receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as "Depositary Receipts"). ADRs are dollar-denominated depositary receipts typically issued by a U.S. financial institution which evidence ownership interests in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the U.S. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Although there may be more reliable information available regarding issuers of certain ADRs that are issued under so-called "sponsored" programs and ADRs do not involve foreign currency risks, ADRs and other depositary receipts are subject to the risks of other investments in foreign securities, as described directly above.

Depositary receipts may be "sponsored" or "unsponsored." Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the U.S. and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts. For purposes of a fund's investment policies, the fund's investment in depositary receipts will be deemed to be investments in the underlying securities except as noted.

EQUITY SECURITIES. Equity securities include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depositary receipts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

Preferred stock has certain fixed income features, like a bond, but actually it is an equity security that is senior to a company's common stock. Convertible bonds may include debentures and notes that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Some preferred stock also may be converted into or exchanged for common stock. Depositary receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.

While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities and reflect changes in a company's financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that a fund may experience a substantial or complete loss on an individual equity investment. While this is possible with bonds, it is less likely.

EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS. Eurodollar bank obligations are U.S. dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee dollar bank obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Eurodollar and Yankee dollar obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee dollar) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes and the expropriation or nationalization of foreign issuers.

FOREIGN CURRENCY TRANSACTIONS. The funds may purchase securities denominated in foreign currencies including the purchase of foreign currency on a spot (or cash) basis. A change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a fund's assets and income. In addition, although a portion of a fund's investment income may be received or realized in such currencies, the fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after a fund's income has been earned and computed in U.S. dollars but before conversion and payment, the fund could be required to liquidate portfolio securities to make such distributions.

Currency exchange rates may be affected unpredictably by intervention (or the failure to intervene) by U.S. foreign governments or central banks, by currency controls or political developments in the U.S. or abroad. Certain funds may also invest in the following types of foreign currency transactions:

      FORWARD FOREIGN CURRENCY TRANSACTIONS. A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

A fund may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. A fund's use of such contracts will include, but not be limited to, the following situations.

First, when the fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when a fund's sub-adviser believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the fund's portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies, multinational currency units or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the fund.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the diversification strategies. However, the sub-adviser to the fund believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the fund will be served.

A fund may enter into forward contracts for any other purpose consistent with the fund's investment objective and program. However, the fund will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the fund's holdings of liquid, securities and currency available for cover of the forward contract(s). In determining the amount to be delivered under a contract, the fund may net offsetting positions.

At the maturity of a forward contract, a fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by "rolling" that contract forward) or may initiate a new forward contract. If a fund retains the portfolio security and engages in an offsetting transaction, the fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency.

Should forward prices decline during the period between the fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Although each fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

         FOREIGN CURRENCY OPTIONS, FOREIGN CURRENCY FUTURES CONTRACTS AND OPTIONS ON FUTURES. The funds may also purchase and sell foreign currency futures contracts and may purchase and write exchange-traded call and put options on foreign currency futures contracts and on foreign currencies. Each fund, if permitted in the Prospectus, may purchase or sell exchange-traded foreign currency options, foreign currency futures contracts and related options on foreign currency futures contracts as a hedge against possible variations in foreign exchange rates. The funds will write options on foreign currency or on foreign currency futures contracts only if they are "covered." A put on a foreign currency or on a foreign currency futures contract written by a fund will be considered "covered" if, so long as the fund is obligated as the writer of the put, it segregates with the fund's custodian cash, U.S. Government securities or other liquid high-grade debt securities equal at all times to the aggregate exercise price of the put. A call on a foreign currency or on a foreign currency futures contract written by the fund will be considered "covered" only if the fund owns short-term debt securities with a value equal to the face amount of the option contract and denominated in the currency upon which the call is written. Option transactions may be effected to hedge the currency risk on non-U.S. dollar-denominated securities owned by a fund, sold by a fund but not yet delivered or anticipated to be purchased by a fund. As an illustration, a fund may use such techniques to hedge the stated value in U.S. dollars of an investment in a Japanese yen-denominated security. In these circumstances, a fund may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the value of the put option.

         OVER THE COUNTER OPTIONS ON FOREIGN CURRENCY TRANSACTIONS. The funds may engage in over-the-counter options on foreign currency transactions. The funds may engage in over-the-counter options on foreign currency transactions only with financial institutions that have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The funds may only enter into forward contracts on currencies in the over-the-counter market. The sub-advisers may engage in these transactions to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging"). Certain differences exist between foreign currency hedging instruments. Foreign currency options provide the holder the right to buy or to sell a currency at a fixed price on or before a future date. Listed options are third-party contracts (performance is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized prices and expiration dates. Over-the-counter options are two-party contracts and have negotiated prices and expiration dates. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of the currency for a set price on a future date. Futures contracts and listed options on futures contracts are traded on boards of trade or futures exchanges. Options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter.

Hedging transactions involve costs and may result in losses. The funds may also write covered call options on foreign currencies to offset some of the costs of hedging those currencies. A fund will engage in over-the-counter options transactions on foreign currencies only when appropriate exchange traded transactions are unavailable and when, in the sub-adviser's opinion, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A fund's ability to engage in hedging and related option transactions may be limited by tax considerations.

Transactions and position hedging do not eliminate fluctuations in the underlying prices of the securities which the funds own or intend to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

A fund will not speculate in foreign currency options, futures or related options. Accordingly, a fund will not hedge a currency substantially in excess of the market value of the securities denominated in that currency which it owns or the expected acquisition price of securities which it anticipates purchasing.

FOREIGN SECURITIES. The funds may also invest in other types of foreign securities or engage in the certain types of transactions related to foreign securities, such as Brady Bonds, Depositary Receipts, Eurodollar and Yankee Dollar Obligations and Foreign Currency Transactions, including forward foreign currency transactions, foreign currency options and foreign currency futures contracts and options on futures. Further information about these instruments and the risks involved in their use are contained under the description of each of these instruments in this section.

Foreign investments involve certain risks that are not present in domestic securities. For example, foreign securities may be subject to currency risks or to foreign government taxes which reduce their attractiveness. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and a foreign issuer is not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the U.S. While growing in volume, they usually have substantially less volume than U.S. markets and a fund's investment securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There is generally less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement," which can result in losses to a fund.

The value of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the funds will invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars without legal restriction at the time of investment, there can be no assurance that currency controls will not be imposed subsequently. In addition, the value of foreign fixed income investments may fluctuate in response to changes in U.S. and foreign interest rates.

Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. Consequently, the overall expense ratios of international or global funds are usually somewhat higher than those of typical domestic stock funds.

Moreover, investments in foreign government debt securities, particularly those of emerging market country governments, involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. See "Emerging Market Securities" below for additional risks.

Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments will be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

In less liquid and well developed stock markets, such as those in some Eastern European, Southeast Asian and Latin American countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect stock prices and, therefore, share prices. Additionally, investments in emerging market regions or the following geographic regions are subject to more specific risks, as discussed below.

         EMERGING MARKET SECURITIES. Investments in emerging market country securities involve special risks. The economies, markets and political structures of a number of the emerging market countries in which the funds can invest do not compare favorably with the U.S. and other mature economies in terms of wealth and stability. Therefore, investments in these countries may be riskier, and will be subject to erratic and abrupt price movements. Some economies are less well developed and less diverse (for example, Latin America, Eastern Europe and certain Asian countries), and more vulnerable to the ebb and flow of international trade, trade barriers and other protectionist or retaliatory measures. Similarly, many of these countries, particularly in Southeast Asia, Latin America, and Eastern Europe, are grappling with severe inflation or recession, high levels of national debt, currency exchange problems and government instability. Investments in countries that have recently begun moving away from central planning and state-owned industries toward free markets, such as the Eastern European or Chinese economies, should be regarded as speculative.

Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country's debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, and, in the case of a government debtor, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole and the political constraints to which a government debtor may be subject. Government debtors may default on their debt and may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Holders of government debt may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.

If such an event occurs, a fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government fixed income securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource  self-sufficiency  and  balance  of  payments  position.  Further,  the
economies  of  developing   countries   generally  are  heavily  dependent  upon
international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. In any such case, the issuer's poor or deteriorating financial condition may increase the likelihood that the investing fund will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud.

         EASTERN EUROPEAN AND RUSSIAN SECURITIES. The economies of Eastern European countries are currently suffering both from the stagnation resulting from centralized economic planning and control and the higher prices and unemployment associated with the transition to market economics. Unstable economic and political conditions may adversely affect security values. Upon the accession to power of Communist regimes approximately 40 years ago, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those governments were never finally settled. In the event of the return to power of the Communist Party, there can be no assurance that a fund's investments in Eastern Europe would not be expropriated, nationalized or otherwise confiscated.

The registration, clearing and settlement of securities transactions involving Russian issuers are subject to significant risks not normally associated with securities transactions in the U.S. and other more developed markets. Ownership of equity securities in Russian companies is evidenced by entries in a company's share register (except where shares are held through depositories that meet the requirements of the 1940 Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates. However, Russian share registers are frequently unreliable and a fund could possibly lose its registration through oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record shares and companies themselves maintain share registers. Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to effective state supervision. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. For example, Russian companies with more than 1,000 shareholders are required by law to employ an independent company to maintain share registers, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions on the share register. Furthermore, these practices could cause a delay in the sale of Russian securities by a fund if the company deems a purchaser unsuitable, which may expose a fund to potential loss on its investment.

In light of the risks described above, the Board of Trustees of each Trust has approved certain procedures concerning a fund's investments in Russian securities. Among these procedures is a requirement that a fund will not invest in the securities of a Russian company unless that issuer's registrar has entered into a contract with a fund's custodian containing certain protective conditions, including, among other things, the custodian's right to conduct regular share confirmations on behalf of a fund. This requirement will likely have the effect of precluding investments in certain Russian companies that a fund would otherwise make.

         PACIFIC BASIN REGION. Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the U.S. and European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making;
(ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries and (v) ethnic, religious and racial disaffection.

The economies of most of the Asian countries are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the U.S., Japan, China and the European Community. The enactment by the U.S. or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asian countries.

The securities markets in Asia are substantially smaller, less liquid and more volatile than the major securities markets in the U.S. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a fund. Similarly, volume and liquidity in the bond markets in Asia are less than in the U.S. and, at times, price volatility can be greater than in the U.S. A limited number of issuers in Asian securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in Asia may also affect a fund's ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, the Asian securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

Many stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. With respect to investments in the currencies of Asian countries, changes in the value of those currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of a fund's assets denominated in those currencies.

FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Forward commitments, when-issued and delayed delivery transactions arise when securities are purchased by a fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the fund at the time of entering into the transaction. However, the price of or yield on a comparable security available when delivery takes place may vary from the price of or yield on the security at the time that the forward commitment or when-issued or delayed delivery transaction was entered into. Agreements for such purchases might be entered into, for example, when a fund anticipates a decline in interest rates and is able to obtain a more advantageous price or yield by committing currently to purchase securities to be issued later. When a fund purchases securities on a forward commitment, when-issued or delayed delivery basis it does not pay for the securities until they are received, and the fund is required to create a segregated account with the Trust's custodian and to maintain in that account cash or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the fund's forward commitments, when-issued or delayed delivery commitments.

Each fund may make contracts to purchase forward commitments if it holds, and maintains until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if it enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the fund's other assets. Where such purchases are made through dealers, a fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a fund of an advantageous yield or price.

A fund will only enter into forward commitments and make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities. However, the fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Forward commitments and when-issued and delayed delivery transactions are generally expected to settle within three months from the date the transactions are entered into, although the fund may close out its position prior to the settlement date by entering into a matching sales transaction.

Although none of the funds intends to make such purchases for speculative purposes and each fund intends to adhere to the policies of the SEC, purchases of securities on such a basis may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, a fund subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, a fund may have to sell assets which have been set aside in order to meet redemptions. In addition, if a fund determines it is advisable as a matter of investment strategy to sell the forward commitment or when-issued or delayed delivery securities before delivery, that fund may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss would be treated as a capital gain or loss and would be treated for tax purposes as such. When the time comes to pay for the securities to be purchased under a forward commitment or on a when-issued or delayed delivery basis, a fund will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or when-issued or delayed delivery securities themselves (which may have a value greater or less than a fund's payment obligation).

HEALTH CARE SECTOR RISK. The value of the Health Care Fund's shares is particularly vulnerable to factors affecting the health care industries. Health care industries generally are subject to substantial government regulation. Changes in governmental policy or regulation could have a material effect on the demand for products and services offered by companies in the health care industries and therefore could affect the performance of the fund. Regulatory approvals are generally required before new drugs and medical devices or procedures may be introduced and before the acquisition of additional facilities by health care providers. In addition, the products and services offered by such companies may be subject to rapid obsolescence caused by technological and scientific advances.

ILLIQUID SECURITIES OR NON-PUBLICLY TRADED SECURITIES. The inability of a fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a fund's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a fund which are eligible for resale pursuant to Rule 144A will be monitored by each fund's sub-adviser on an ongoing basis, subject to the oversight of the adviser. In the event that such a security is deemed to be no longer liquid, a fund's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a fund having more than 15% of its assets invested in illiquid or not readily marketable securities.

Rule 144A Securities will be considered illiquid and therefore subject to a fund's limit on the purchase of illiquid securities unless the Board or its delegates determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Board of Trustees and its delegates may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

INVESTMENT COMPANY SECURITIES. Investment company securities are securities of other open-end or closed-end investment companies. Except for so-called fund-of-funds, the 1940 Act generally prohibits a fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the fund's total assets in any investment company and no more than 10% in any combination of unaffiliated investment companies. The 1940 Act further prohibits a fund from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered closed-end investment company.

LOAN PARTICIPATIONS AND ASSIGNMENTS. Investments in secured or unsecured fixed or floating rate loans ("Loans") arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions ("Lenders") may be in the form of participations ("Participations") in Loans or assignments ("Assignments") of all or a portion of Loans from third parties. Participations typically result in the fund's having a contractual relationship only with the Lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a fund generally has no direct right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the selling Lender, the fund may be treated as a general creditor of that Lender and may not benefit from any set-off between the Lender and the borrower. A fund will acquire Participations only if its sub-adviser determines that the selling Lender is creditworthy.

When a fund  purchases  Assignments  from  Lenders,  it acquires  direct  rights against the borrower on the Loan. In an Assignment, the fund is entitled to receive payments directly from the borrower and, therefore, does not depend on the selling bank to pass these payments onto the fund. However, because Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

Assignments and Participations are generally not registered under the Securities Act of 1933, as amended ("Securities Act"), and thus may be subject to a fund's limitation on investment in illiquid securities. Because there may be no liquid market for such securities, such securities may be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on a fund's ability to dispose of particular Assignments or Participations when necessary to meet the fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower.

MORTGAGE-BACKED OR MORTGAGE-RELATED SECURITIES. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Certain funds may invest in collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities that represent a participation in, or are secured by, mortgage loans. Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties.

CMOs may be issued by a U.S. Government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. Government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. Government, its agencies or instrumentalities or any other person or entity. Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities (or "tranches"), each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by a fund would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a fund that invests in CMOs.

The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their returns. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event, the funds may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, a fund may not be liable to realize the rate of return it expected.

Mortgage-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed securities in which a fund may invest will have higher than market interest rates and, therefore, will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause a fund to experience a loss equal to any unamortized premium.

Stripped mortgage-backed securities are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The securities may be issued by agencies or instrumentalities of the U.S. Government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The funds may invest in both the IO class and the PO class. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Prepayments may also result in losses on stripped mortgage-backed securities. A rapid rate of principal prepayments may have a measurable adverse effect on a fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, a fund may fail to recoup fully its initial investments in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time.

MORTGAGE DOLLAR ROLLS. The funds may enter into mortgage dollar rolls in which the fund sells securities for delivery in the current month and simultaneously contracts with the same counter-party to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The fund will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls depend upon the sub-adviser's ability to manage mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed.

OPTIONS AND FUTURES TRANSACTIONS. The funds may use a variety of financial instruments ("Derivative Instruments"), including certain options, futures contracts (sometimes referred to as "futures"), options on futures contracts, forward currency contracts and swap transactions. The fund may enter into transactions involving one or more types of Derivative Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, the fund's use of these instruments will place at risk a much smaller portion of its assets. The particular Derivative Instruments that may be used by the fund are described below.

      The fund might not use any Derivative Instruments or derivative strategies, and there can be no assurance that using any strategy will succeed. If the fund is incorrect in its judgment on market values, interest rates or other economic factors in using a Derivative Instrument or strategy, the fund may have lower net income and a net loss on the investment.

      OPTIONS ON SECURITIES AND FOREIGN CURRENCIES. A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security or currency underlying the option at a specified price at any time during the term of the option or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security or currency against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security or currency at a specified price during the option term or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security or currency at the exercise price.

         OPTIONS ON SECURITIES INDICES. A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a more traditional securities option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

         SECURITIES INDEX FUTURES CONTRACTS. A securities index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the securities index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

         INTEREST RATE AND FOREIGN CURRENCY FUTURES CONTRACTS. Interest rate and foreign currency futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security or currency at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of bonds or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

         OPTIONS ON FUTURES CONTRACTS. Options on futures contracts are similar to options on securities or currency, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security or currency, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

         FORWARD CURRENCY CONTRACTS. A forward currency contract involves an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into.

PASSIVE FOREIGN INVESTMENT COMPANIES. The funds may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies ("PFICs"). Such entities have been the only or primary way to invest in certain countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. For tax purposes these funds may be known as passive foreign investment companies.

The funds are subject to certain percentage limitations under the 1940 Act relating to the purchase of securities of investment companies, and, consequently, each fund may have to subject any of its investments in other investment companies, including PFICS, to the limitation that no more than 10% of the value of the fund's total assets may be invested in such securities. In addition to bearing their proportionate share of a fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Like other foreign securities, interests in passive foreign investment companies also involve the risk of foreign securities, as described above.

PAYMENT-IN-KIND BONDS. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of payment-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest in cash currently. Payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, the funds are nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the funds could be required, at times, to liquidate other investments in order to satisfy its distribution requirements.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. A fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. Each fund intends to enter into repurchase agreements only in transactions with counterparties believed by Equitable to present minimum credit risks.

REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to each fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a fund will maintain, in a segregated account with its custodian, cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement. See "The Funds' Investments, Related Risks and Limitations -- Segregated Accounts."

Reverse repurchase agreements involve the risk that the buyer of the securities sold by a fund might be unable to deliver them when that fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

DOLLAR ROLLS. In a dollar roll, a fund sells mortgage-backed or other securities for delivery on the next regular settlement date for those securities and, simultaneously, contracts to purchase substantially similar securities for delivery on a later settlement date. Dollar rolls also are subject to a fund's limitation on borrowings.

SECURITIES LOANS. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the funds an amount equal to any dividends or interest received on loaned securities. The funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially.

Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the loaned securities marked to market on a daily basis. The collateral received will consist of cash, U.S. Government securities, letters of credit or such other collateral as may be permitted under a fund's investment program. While the securities are being loaned, a fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A fund has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period for purchases and sales of such securities in such foreign markets. A fund will generally not have the right to vote securities while they are being loaned, but its adviser or sub-adviser will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by a fund's sub-adviser to be of good standing and will not be made unless, in the judgment of the sub-adviser, the consideration to be earned from such loans would justify the risk.

SHORT SALES AGAINST THE BOX. The funds may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by each fund to, for example, lock in a sale price for a security the fund does not wish to sell immediately. Each fund will deposit, in a segregated account with its custodian or a qualified subcustodian, the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Each fund will endeavor to offset transaction costs associated with short sales against the box with the income from the investment of the cash proceeds. Not more than 10% of a fund's net assets (taken at current value) may be held as collateral for short sales against the box at any one time. The extent to which a fund may make short sales may be limited by Code requirements for qualification as a regulated investment company.

SMALL COMPANY SECURITIES. The funds may invest in the securities of smaller capitalization companies. Investing in securities of small companies may involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because smaller companies normally have fewer shares outstanding than larger companies, it may be more difficult for a fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, small companies often have limited product lines, markets or financial resources and are typically subject to greater changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning smaller companies than for larger, more established ones and smaller companies may be dependent for management on one or a few key persons. Therefore, an investment in these funds may involve a greater degree of risk than an investment in other funds that seek capital appreciation by investing in better known, larger companies.

SWAPS. Swap contracts are derivatives in the form of a contract or other similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term "specified index" includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a fund may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency swaps in which a fund may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

A fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the fund receiving or paying, as the case may be, only the net amount of the two payments. A fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of unencumbered liquid assets, to avoid any potential leveraging of a fund. To the extent that these swaps are entered into for hedging purposes, the sub-advisers believe such obligations do not constitute "senior securities" under the 1940 Act and, accordingly, the sub-adviser will not treat them as being subject to a fund's borrowing restrictions. A fund may enter into OTC swap transactions with counterparties that are approved by the sub-advisers in accordance with guidelines established by the Board of Trustees. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

The fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the fund receiving or paying, as the case may be, only the net amount of the two returns. The fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, or high grade debt obligations. No fund will enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust's Board of Trustees. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Swaps that include more recent innovations for which standardized documentation has not yet been fully developed are less liquid than "traditional" swaps. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a sub-adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the fund would be less favorable than it would have been if this investment technique were not used.

The swaps in which a fund may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the fund is contractually obligated to make. If the other party to a swap defaults, the fund's risk of loss consists of the net amount of payments that the fund contractually is entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, a fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Certain swap transactions involve more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than traditional swap transactions.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a sub-adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the fund would be less favorable than it would have been if this investment technique were not used.

TECHNOLOGY SECTOR RISK. The value of the Technology Fund's shares is particularly vulnerable to factors affecting the technology industries, such as dependency on consumer and business acceptance as new technologies evolve, large and rapid price movements resulting from competition, rapid obsolescence of products and services, short product cycles and aggressive pricing. Many technology companies are small and at an earlier state of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.

U.S. GOVERNMENT SECURITIES. U.S. government securities include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

Treasury inflation-indexed securities ("TIIS") are Treasury bonds on which the principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest on TIIS is payable semi-annually on the adjusted principal value. The principal value of TIIS would decline during periods of deflation, but the principal amount payable at maturity would not be less than the original par amount. If inflation is lower than expected while a fund holds TIIS, the fund may earn less on the TIIS than it would on conventional Treasury bonds. Any increase in the principal value of TIIS is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. See "Taxes -- Other Information" below.

WARRANTS. Warrants are securities permitting, but not obligating, holders to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

ZERO-COUPON BONDS. Zero-coupon bonds are issued at a significant discount from their principal amount and pay interest only at maturity rather than at intervals during the life of the security. The value of zero-coupon bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest in cash currently. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, a fund is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to investors in such instruments. Thus, each fund could be required, at times, to liquidate other investments in order to satisfy its distribution requirements.

FUND TURNOVER. The length of time a fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a fund is known as "fund turnover." A high turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) which must be born by the fund and its shareholders and increases realized gains and losses.

MANAGEMENT OF THE TRUSTS

Each Trust's Board has the responsibility for the overall management of the Trust and its funds, including general supervision and review of the funds' investment activities and their conformity with Delaware law and the stated policies of the Trust's funds. Each Trust's Board elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. Trustees and officers of each Trust, together with information as to their principal business occupations during the last five years, and other information are shown below.

THE TRUSTEES

                                    POSITION WITH    PRINCIPAL OCCUPATION(S)
NAME AND AGE                        TRUSTS           DURING THE PAST FIVE YEARS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

COMMITTEES OF THE BOARD

Each Trust has a standing Audit Committee consisting of all of the Trustees who are not "interested persons" of the Trust (as that term is defined in the 1940
Act) ("Independent Trustee(s)"). The Audit Committee's function is to recommend to the Board independent accountants to conduct the annual audit of the Trust's financial statements; review with the independent accountants the outline, scope and results of this annual audit and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control.

Each Trust has a Nominating and Compensation Committee consisting of all of the Independent Trustees. The Nominating and Compensation Committee's function is to nominate and evaluate Independent Trustee candidates and review the compensation arrangements for each of the Trustees.

COMPENSATION OF INDEPENDENT TRUSTEES AND OFFICERS

Each Independent Trustee currently receives from Premier Trust an annual fee of $________ plus (i) an additional fee of $_________ for each regularly scheduled or special Board meeting attended, (ii) $___ for each committee meeting attended and (iii) $___ for each telephone or other committee meeting attended, plus reimbursement for expenses in attending in-person meetings. Upon election by the Independent Trustees of a lead Independent Trustee, a supplemental retainer of $_____ per year will be paid to the lead Independent Trustee. A supplemental retainer may also be paid on occasion to each chair of the Trust's two committees for special services. Each Independent Trustee currently receives an annual fee of $________ plus ______________from Equitable Trust.



                                                      TRUSTEE COMPENSATION TABLE

---------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL
                                                       ESTIMATED           PENSION OR         COMPENSATION
                                   ESTIMATED           AGGREGATE           RETIREMENT      FROM THE TRUSTS AND
                                   AGGREGATE          COMPENSATION      BENEFITS ACCRUED     THE EQUITABLE
                                  COMPENSATION       FROM EQUITABLE       AS PART OF         COMPLEX PAID TO
        TRUSTEE                FROM PREMIER TRUST        TRUST           TRUST EXPENSES         TRUSTEES
---------------------------------------------------------------------------------------------------------------
                                       $                   $                   $                   $
                                       $                   $                   $                   $
                                       $                   $                   $                   $
                                       $                   $                   $                   $
                                       $                   $                   $                   $
                                       $                   $                   $                   $
---------------------------------------------------------------------------------------------------------------

A deferred compensation plan for the benefit of the Trustees has been adopted by each Trust. Under the deferred compensation plan, each Trustee may defer payment of all or part of the fees payable for such Trustee's services. Each Trustee may defer payment of such fees until his or her retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the deferred compensation plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to 20 year period elected by such Trustee.

THE TRUSTS' OFFICERS

No officer of the Trusts receives any compensation paid by the Trusts. Each officer of the Trusts is an employee of Equitable, AXA Advisors, LLC ("AXA Advisors") or Equitable Distributors LLC ("EDI"). The Trusts' principal officers are:

NAME, AGE AND POSITION                              PRINCIPAL OCCUPATION
WITH TRUSTS                                         DURING LAST FIVE YEARS

CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES

Equitable is organized as a New York Stock life insurance company and is a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company. As of the date of this Statement of Additional Information ("SAI"), no shareholder owns 5% or more of the outstanding shares of any fund.

INVESTMENT MANAGEMENT AND OTHER SERVICES

THE MANAGER

Equitable Life Assurance Society of the United States ("Equitable") currently serves as the investment adviser for each fund. ______________________ (each a "Sub-adviser," and together the "Sub-advisers") serve as investment sub-advisers to one or more of the funds, as described more fully in the Prospectus.

Equitable, which is a New York life insurance company and one of the largest life insurance companies in the U.S., is a wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a subsidiary of AXA, a French insurance holding company. The principal offices of Equitable and AXA Financial are located at 1290 Avenue of the Americas, New York, New York 10104.

AXA is the largest shareholder of AXA Financial. On December 31, 2000, AXA owned, directly or indirectly through its affiliates, ___% of the outstanding common stock of AXA Financial. AXA is the holding company for an international group of insurance and related financial services companies. AXA's insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America, and the Asia/Pacific area and, to a lesser extent, in Africa and South America. AXA is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial services activities principally in the U.S., as well as in Western Europe and the Asia/Pacific area.

Each Trust and the Manager have entered into an investment management agreement (each a "Management Agreement"). This was initially approved by the Board of Trustees on __________, 2001. Each Management Agreement obligates the Manager to: (i) provide investment management services to the Trust; (ii) select the Sub-advisers for each fund; (iii) monitor the Sub-adviser's investment programs and results; (iv) review brokerage matters; (v) oversee compliance by the Trust with various federal and state statutes and (vi) carry out the directives of the Board of Trustees. Each Management Agreement requires the Manager to provide the Trust with office space, office equipment, and personnel necessary to operate and administer the Trust's business, and also to supervise the provision of services by third parties. The continuance of each Management Agreement, with respect to each fund, after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of such fund and
(ii) by the affirmative vote of a majority of the Trustees who are not parties to the Management Agreement or "interested persons" (as defined in the 1940 Act) of any such party by votes cast in person at a meeting called for such purpose. Each Management Agreement with respect to each fund may be terminated (i) at any time, without the payment of any penalty, by the Trust upon the vote of a majority of the Trustees or by vote of the majority of the outstanding voting securities (as defined in the 1940 Act) of such fund upon sixty (60) days' written notice to the Manager or (ii) by the Manager at any time without penalty upon sixty (60) days' written notice to the Trust. Each Management Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

Each fund pays a fee to the Manager as described below for the investment management services the Manager provides each fund. The Manager and each Trust have also entered into an expense limitation agreement with respect to each fund

("Expense Limitation Agreement"), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses (with certain exceptions described in the Prospectus) of each fund are limited to the extent described in the Prospectus.

FUND                                              MANAGEMENT FEE

Large Cap Core Equity Fund

Large Cap Growth Fund

Large Cap Value Fund

Small/Mid Cap Growth Fund

Small/Mid Cap Value Fund

International Equity Fund

Technology Fund

Health Care Fund

Core Bond Fund

Money Market Fund

In addition to the management fees, each Trust pays all expenses not assumed by the Manager, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing annual and semi-annual reports to shareholders, proxy statements, prospectuses, prospectus supplements and statements of additional information, the costs of printing registration statements; custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of the funds of each Trust on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each fund or the nature of the services performed and relative applicability to each fund. As discussed in greater detail below, under "Distribution of the Trust's Shares," the Class A, Class B and Class C shares may pay for certain distribution related expenses in connection with activities primarily intended to result in the sale of its shares.

THE SUB-ADVISERS

The Manager has entered into Subadvisory Agreements on behalf Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, International Equity Fund, Technology Fund, Health Care Fund, Core Bond Fund and Money Market Fund. The Subadvisory Agreements obligate ______________________ to: (i) make investment decisions on behalf of their respective funds; (ii) place all orders for the purchase and sale of investments for their respective funds with brokers or dealers selected by the Manager and (iii) perform certain limited related administrative functions in connection therewith.

The Manager recommends Sub-advisers for each fund to the Trustees based upon its continuing quantitative and qualitative evaluation of each Manager's skills in managing assets pursuant to specific investment styles and strategies. Unlike many other mutual funds, the funds are not associated with any one portfolio manager, and benefit from independent specialists carefully selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in selecting or terminating a Sub-adviser, and the Manager does not expect to recommend frequent changes of Sub-advisers. Each Trust has received an exemptive order from the SEC ("Multi-Manager Order") that permits the Manager, subject to certain conditions, to enter into Subadvisory Agreements with Sub-advisers approved by the Trustees, but without the requirement of shareholder approval. Pursuant to the terms of the Multi-Manager Order, the Manager is able, subject to the approval of the Trustees, but without shareholder approval, to employ new Sub-advisers for new or existing funds, change the terms of particular Subadvisory Agreements or continue the employment of existing Sub-advisers after events that under the 1940 Act and the Subadvisory Agreements would cause an automatic termination of the agreement. Although shareholder approval would not be required for the termination of Subadvisory Agreements, shareholders of a fund would continue to have the right to terminate such agreements for the fund at any time by a vote of a majority of outstanding voting securities of the fund.

[Insert Subadvisory Fee Chart]

When a fund has more than one Sub-adviser, the assets of each fund are allocated by the Manager among the Sub-advisers selected for the fund. Each Sub-adviser has discretion, subject to oversight by the Trustees, and the Manager, to purchase and sell portfolio assets, consistent with each fund's investment objectives, policies and restrictions and specific investment strategies developed by the Manager.

Generally, no Sub-adviser provides any services to any fund except asset management and related recordkeeping services. However, a Sub-adviser or its affiliated broker-dealer may execute portfolio transactions for a fund and receive brokerage commissions in connection therewith as permitted by Section 17(e) of the 1940 Act.

PERSONAL TRADING POLICIES. The funds, the Manager and the Distributors each have adopted a code of ethics under rule 17j-1 of the Investment Company Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by a fund but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing. Each Sub-adviser also has adopted a code of ethics under rule 17j-1.

THE ADMINISTRATORS

Pursuant to an administrative agreement ("Mutual Funds Services Agreement"), Equitable ("Administrator") provides the Trusts with necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trusts. For these services, each fund pays Equitable
_________________________.

Pursuant to a Sub-administration agreement ("____________"), Equitable has contracted with __________________________________________ ("Sub-administrator")
to provide each Trust with administrative services, including

----------------------------------------------.

THE DISTRIBUTORS

The Trusts have distribution agreements with AXA Advisors, LLC ("AXA Advisors") and EDI (each also referred to as a "Distributor," and together "Distributors") in which AXA Advisors and EDI serve as the Distributors for each class of the Trusts' shares. AXA Advisors and EDI are each an indirect wholly-owned subsidiary of Equitable and the address for each is 1290 Avenue of the Americas, New York, New York 10104.

The Trusts' distribution agreements with respect to Class A, Class B, Class C and Class Z shares ("Distribution Agreements") were approved by their respective Board of Trustees at a Board meeting held on __________, 2001. The Distribution Agreements will remain in effect from year to year provided each Distribution Agreement's continuance is approved annually by (i) a majority of the Trustees who are not parties to such agreement or "interested persons" (as defined in the 1940 Act) of the Trusts or a fund ("Independent Trustees") and (ii) either by vote of a majority of the Trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trusts.

The funds, except the Money Market Fund, have adopted in the manner prescribed under Rule 12b-1 under the 1940 Act separate plans of distribution pertaining to the Class A, Class B and Class C shares of Premier Trust ("Premier Trust Plans"). The Money Market Fund has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to the Class A shares of Equitable Trust (together with Premier Trust Plans, the "Plans"). Premier Trust Class A, Class B and Class C shares each pay an annual service fee of 0.25% of their average daily net assets. In addition to this service fee, Premier Trust Class B shares pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (after 8 years Premier Trust Class B shares automatically convert into Premier Trust Class A shares). Premier Trust Class C shares are subject to a distribution fee of 0.75% of their average daily net assets. There is no distribution plan with respect to Premier Trust's Class Z shares and the funds pay no distribution fees with respect to those shares. Equitable Trust Class A shares pay an annual service fee of 0.25% of their average daily net assets. There is no distribution plan with respect to Equitable Trust's Class B, Class C and Class Z shares and the fund pays no distribution fees with respect to those shares.

The Board of Trustees considered various factors in connection with its decision as to whether to approve the Plans, including: (i) the nature and causes of the circumstances which make the Plans necessary and appropriate; (ii) the way in which the Plans would address those circumstances, including the nature and potential amount of expenditures; (iii) the nature of the anticipated benefits;
(iv) the possible benefits of the Plans to any other person relative to those of the Trusts; (v) the effect of the Plans on existing shareholders; (vi) the merits of possible alternative plans or pricing structures and (vii) the relationship of the Plans to other distribution efforts of the Trusts.

Based upon its review of the foregoing factors and the materials presented to it, and in light of its fiduciary duties under the 1940 Act, the Trusts' respective Board of Trustees, including the Independent Trustees, unanimously determined, in the exercise of its business judgment, that the Plans are reasonably likely to benefit the Trusts and the shareholders of their funds and approved them.

Pursuant to each Plan the Trusts compensate the Distributors from assets attributable to each class of shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of that class of shares. It is anticipated that a portion of the amounts received by the Distributors will be used to defray various costs incurred or paid by the Distributors in connection with the printing and mailing of Trust prospectuses, statements of additional information, and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of shares. The Distributors may also use a portion of the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of shares.

The Plans are of a type known as a "compensation" plan because payments are made for services rendered to the Trusts with respect to a class of shares regardless of the level of expenditures by the Distributors. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under a Plan and in connection with their annual consideration of the Plan's renewal. The Distributors have indicated that they expect their expenditures to include, without limitation: (a) the printing and mailing of Trust prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective shareholders; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the shares of the Trusts;

(c) holding seminars and sales meetings designed to promote the distribution of shares; (d) obtaining information and providing explanations to wholesale and retail distributors of shares regarding Trust investment objectives and policies and other information about the Trusts and their funds, including the performance of the funds; (e) training sales personnel regarding the shares of the Trusts; and (f) financing any other activity that the Distributors determine is primarily intended to result in the sale of shares.

The Distributors will pay all fees and expenses in connection with their respective qualification and registration as a broker or dealer under federal and state laws. In the capacity of agent, each Distributor will offer shares of each fund on a continuous basis in all states in which the fund or the Trusts may from time to time be registered or where permitted by applicable law. AXA Advisors also serves as the Distributor for shares of the Trusts to the Equitable Plan. Each Distribution Agreement provides that the Distributors shall accept orders for shares at net asset value without sales commission or load being charged. The Distributors have made no firm commitment to acquire shares of any fund.

The Plans and any Rule 12b-1 related agreement that is entered into by the Trusts or the Distributors in connection with the Plans will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trusts' respective Board of Trustees, and of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on the Plans or any Rule 12b-1 related agreement, as applicable. In addition, each Plan and any Rule 12b-1 related agreement may be terminated at any time, without penalty, by vote of a majority of the outstanding shares of that Class of the fund or by vote of a majority of the Independent Trustees. Each Plan also provides that it may not be amended to increase materially the amount (up to ____% of average daily net assets annually) that may be spent for distribution of any Class of any fund without the approval of the shareholders of that fund.

BROKERAGE ALLOCATION AND OTHER STRATEGIES

BROKERAGE COMMISSIONS

The funds are charged for securities brokers' commissions, transfer taxes and similar fees relating to securities transactions. The Manager and each of the Sub-advisers, as appropriate, seek to obtain the best net price and execution on all orders placed for the funds, considering all the circumstances except to the extent they may be permitted to pay higher commissions as described below.

It is expected that securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if that market is deemed the primary market.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the U.S., these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. However, brokerage commission rates in certain countries in which the funds may invest may be discounted for certain large domestic and foreign investors such as the funds. A number of foreign banks and brokers will be used for execution of each fund's portfolio transactions. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or mark-up. In underwritten offerings, the price generally includes a disclosed fixed commission or discount.

The Manager and Sub-advisers may, as appropriate, in the allocation of brokerage business, take into consideration research and other brokerage services provided by brokers and dealers to the Manager or Sub-advisers. The research services include economic, market, industry and company research material. Based upon an assessment of the value of research and other brokerage services provided, proposed allocations of brokerage for commission transactions are periodically prepared internally. In addition, the Managers and Sub-advisers may allocate brokerage business to brokers and dealers that have made or are expected to make significant efforts in facilitating the distribution of each Trust's shares.

Commissions charged by brokers that provide research services may be somewhat higher than commissions charged by brokers that do not provide research services. As permitted by Section 28(e) of the 1934 Act and by policies adopted by the Trustees, the Manager and Sub-advisers may cause a Trust to pay a broker-dealer that provides brokerage and research services to the Manager and Sub-advisers an amount of commission for effecting a securities transaction for a Trust in excess of the commission another broker-dealer would have charged for effecting that transaction.

The Manager and Sub-advisers do not engage brokers and dealers whose commissions are believed to be unreasonable in relation to brokerage and research services provided. The overall reasonableness of commissions paid will be evaluated by rating brokers on such general factors as execution capabilities, quality of research (that is, quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker) and financial standing, as well as the net results of specific transactions, taking into account such factors as price, promptness, size of order and difficulty of execution. The research services obtained will, in general, be used by the Manager and Sub-advisers for the benefit of all accounts for which the responsible party makes investment decisions. The receipt of research services from brokers will tend to reduce the Manager and Sub-advisers' expenses in managing the funds.

BROKERAGE TRANSACTIONS WITH AFFILIATES

Equitable and its indirect corporate parent, AXA Financial, Inc., currently own approximately __% of Donaldson, Lufkin & Jenrette, Inc. ("DLJ"). As a result, DLJ is considered to be an affiliate of Equitable under the 1940 Act. A DLJ subsidiary, Donaldson, Lufkin & Jenrette Securities Corporation, is one of the nation's largest investment banking and securities firms. Another DLJ subsidiary, Autranet, Inc., is a securities broker that markets independently originated research to institutions. Through the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation, DLJ supplies security execution and clearance services to financial intermediaries including broker-dealers and banks. To the extent permitted by law, a Trust may engage in securities and other transactions with those entities or may invest in shares of the investment companies with which those entities have affiliations.

To the extent permitted by law, a Trust may engage in brokerage transactions with brokers that are affiliates of the Manager and Sub-advisers, with brokers who are affiliates of such brokers, or with unaffiliated brokers who trade or clear through affiliates of the Manager and Sub-advisers. The 1940 Act generally prohibits a Trust from engaging in principal securities transactions with brokers that are affiliates of the Manager and Sub-advisers or affiliates of such brokers, unless pursuant to an exemptive order from the SEC. A Trust may apply for such exemptive relief. Each Trust has adopted procedures, prescribed by the 1940 Act, which are reasonably designed to provide that any commissions or other remuneration it pays to brokers that are affiliates of the Manager and brokers that are affiliates of a Sub-adviser to a fund for which that Sub-adviser provides investment advice do not exceed the usual and customary broker's commission. In addition, each Trust will adhere to the requirements under the 1934 Act governing floor trading. Also, because of securities law limitations, each Trust will limit purchases of securities in a public offering, if such securities are underwritten by brokers that are affiliates of the Manager and Sub-advisers or their affiliates.

PURCHASE AND PRICING OF SHARES

Each Trust will offer and sell its shares at each fund's net asset value per share, which will be determined in the manner set forth below.

The net asset value of the shares of each class of each fund will be determined once daily, immediately after the declaration of dividends, if any, at the close of business on each business day, as defined below. The net asset value per share of each class of a fund will be computed by dividing the sum of the investments held by that fund applicable to that class, plus any cash or other assets, minus all liabilities, by the total number of outstanding shares of that class of the fund at such time. All expenses borne by each Trust and each of its Classes, will be accrued daily.

The net asset value per share of each fund will be determined and computed as follows, in accordance with generally accepted accounting principles, and consistent with the 1940 Act:

         o The assets belonging to each fund will include (i) all consideration received by a Trust for the issue or sale of shares of that particular fund, together with all assets in which such consideration is invested or reinvested,
(ii) all income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, (iii) any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be and (iv) "General Items", if any, allocated to that fund. "General Items" include any assets, income, earnings, profits, and proceeds thereof, funds, or payments which are not readily identifiable as belonging to any particular fund. General Items will be allocated as the Trust's Board of Trustees considers fair and equitable.

         o The liabilities belonging to each fund will include (i) the liabilities of a Trust in respect of that fund, (ii) all expenses, costs, changes and reserves attributable to that fund and (iii) any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular fund which have been allocated as the Trust's Board of Trustees considers fair and equitable.

The value of each fund will be determined at the close of business on each "business day." Normally, this would be each day that the New York Stock Exchange is open and would include some federal holidays. For stocks and options, the close of trading is 4:00 p.m. and 4:15 p.m. Eastern Time, respectively; for bonds it is the close of business in New York City, and for foreign securities (other than ADRs) it is the close of business in the applicable foreign country, with exchange rates determined at 12:00 p.m. Eastern Time.

Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of each fund are valued as follows:

         o Stocks listed on national securities exchanges and certain over-the-counter issues traded on the NASDAQ national market system are valued at the last sale price, or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if there is no reported sale during the day, at a bid price estimated by a broker.

         o Foreign securities not traded directly, or in ADRs or similar form in the U.S., are valued at representative quoted prices in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

         o U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

         o Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are not available, such bonds are valued at a bid price estimated by a broker.

         o Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices.

         o Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price.

         o Convertible bonds, and unlisted convertible preferred stocks, are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

         o Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

         o Purchased options, including options on futures, are valued at their last bid price. Written options are valued at their last asked price.

         o Futures contracts are valued as of their last sale price or, if there is no sale, at the latest available bid price.

         o Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith by the valuation committee of the Board of Trustees using its best judgment.

The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

When a Trust writes a call option, an amount equal to the premium received by the Trust is included in the Trust's financial statements as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires on its stipulated expiration date or the Trust enters into a closing purchase or sale transaction, the Trust realizes a gain (or loss) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Trust realizes a gain or loss from the sale of the underlying security, and the proceeds of sale are increased by the premium originally received, or reduced by the price paid for the option.

The Manager and Sub-advisers may, from time to time, under the general supervision of the Board of Trustees or its valuation committee, utilize the services of one or more pricing services available in valuing the assets of a Trust. In addition, there may be occasions when a different pricing provider or methodology is used. The Manager and Sub-advisers will continuously monitor the performance of these services.

REDUCED SALES CHARGES, ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION AND OTHER SERVICES

WAIVERS OF SALES CHARGES/CONTINGENT DEFERRED SALES CHARGES -- CLASS A SHARES. The following additional sales charge waivers are available for Class A shares if you:

         o Acquire shares through an investment program that is not sponsored by Equitable or its affiliates and that charges participants a fee for program services, provided that the program sponsor has entered into a written agreement with Equitable permitting the sale of shares at net asset value to that program. For investments made pursuant to this waiver, the Distributors may make payments out of their own resources in an amount not to exceed [_]% of the amount invested. For subsequent investments or exchanges made to implement a rebalancing feature of such an investment program, the minimum subsequent investment requirement is also waived;

In addition, reduced sales charges on Class A shares are available through the combined purchase plan or through rights of accumulation described below. Class A share purchases of $1 million or more are not subject to an initial sales charge; however, if a shareholder sells these shares within one year after purchase, a contingent deferred sales charge of 1% of the offering price or the net asset value of the shares at the time of sale by the shareholder, whichever is less, is imposed.

COMBINING ACCOUNTS -- CLASS A SHARES. Investors and eligible groups of related fund investors may combine purchases of Class A shares of the funds with concurrent purchases of Class A shares of any other Equitable Premier Fund and thus take advantage of the reduced sales charges indicated in the tables of sales charges for Class A shares in the Prospectus. The sales charge payable on the purchase of Class A shares of the funds and Class A shares of such other funds will be at the rates applicable to the total amount of the combined concurrent purchases.

         An "eligible group of related fund investors" can consist of any combination of the following:

                (a)  an  individual,   that  individual's  spouse,  parents  and
            children;

                (b) an individual and his or her individual  retirement  account
            ("IRA");

                (c) an individual  (or eligible  group of  individuals)  and any company controlled by the individual(s) (a person, entity or group that holds 25% or more of the outstanding voting securities of a corporation will be deemed to control the corporation, and a partnership will be deemed to be controlled by each of its general partners);

                (d) an individual (or eligible group of individuals)  and one or
            more  employee  benefit  plans  of  a  company   controlled  by  the
            individual(s);

                (e) an individual (or eligible group of individuals) and a trust created by the individual(s), the beneficiaries of which are the individual and/or the individual's spouse, parents or children;

                (f) an  individual  and a Uniform  Gifts to  Minors  Act/Uniform
            Transfers to Minors Act account created by the individual or the individual's spouse;

                (g) an employer (or group of related  employers) and one or more qualified retirement plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that other employer); or

                (h) individual  accounts  related  together under one registered investment adviser having full discretion and control over the accounts. The registered investment adviser must communicate at least quarterly through a newsletter or investment update establishing a relationship with all of the accounts.

RIGHTS OF ACCUMULATION -- CLASS A SHARES. Reduced sales charges are available through a right of accumulation, under which investors and eligible groups of related fund investors (as defined above) are permitted to purchase Class A shares of the funds among related accounts at the offering price applicable to the total of (1) the dollar amount then being purchased plus (2) an amount equal to the then-current net asset value of the purchaser's combined holdings of Class A fund shares and Class A shares of any other Equitable Premier Fund. The purchaser must provide sufficient information to permit confirmation of his or her holdings, and the acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time.

LETTER OF INTENT -- CLASS A AND CLASS B SHARES. The Letter of Intent program allows you to purchase Class A or Class B shares of any Equitable Premier Fund over a 13-month period but pay sales charges as if you had purchased all the shares at once. This program can save you money if you plan to invest $50,000 or more in Class A shares over 13 months or $250,000 or more in Class B shares. Investors may obtain a form of a Letter of Intent ("Letter") from
_______________. Under a Letter, purchases of shares of a fund made within a 13-month period starting with the first purchase pursuant to a Letter will be aggregated for purposes of calculating the sales charges applicable to each purchase. To qualify under a Letter, a minimum initial purchase of $_______ must be made; purchases must be made for a single account; and purchases made for related accounts may not be aggregated under a single Letter. The Letter is not a binding obligation to purchase any amount of shares, but its execution will result in paying a reduced sales charge for the anticipated amount of the purchase. If the total amount of shares purchased does not equal the amount stated in the Letter (minimum of $50,000 for Class A and $250,000 for Class B), the investor will be notified and must pay, within 20 days of the expiration of the Letter, the difference between the sales charge on the shares purchased at the reduced rate and the sales charge applicable to the shares actually purchased under the Letter. Shares equal to 5% of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser) for this purpose. Purchases across share classes may be used in meeting the letter of intent.

REINSTATEMENT PRIVILEGE -- CLASS A SHARES. Shareholders who have redeemed Class A shares of a fund may reinstate their account without a sales charge by notifying the transfer agent of such desire and forwarding a check for the amount to be purchased within 90 days after the date of redemption. The reinstatement will be made at the net asset value per share next computed after the notice of reinstatement and check are received. The amount of a purchase under this reinstatement privilege cannot exceed the amount of the redemption
proceeds.   Gain  on  a  redemption   is  taxable   regardless  of  whether  the
reinstatement privilege is exercised, although a loss arising out of a redemption will not be deductible to the extent the reinstatement privilege is exercised within 30 days after redemption, in which event an adjustment will be made to the shareholder's tax basis in shares acquired pursuant to the reinstatement privilege. Gain or loss on a redemption also will be readjusted for federal income tax purposes by the amount of any sales charge paid on Class A shares, under the circumstances and to the extent described in "Taxes -- Special Rule for Class A Shareholders," below.

WAIVERS OF CONTINGENT DEFERRED SALES CHARGES -- CLASS B SHARES. For purchases of $0 to $249,999, the maximum 5% contingent deferred sales charge applies to sales of shares during the first year after purchase. The charge generally declines annually, reaching zero after seven years. For purchases of $250,000 to $499,999, the maximum 3.5% contingent deferred sales charge applies to sales of shares during the first year after purchase. The charge generally declines annually, reaching zero after 4 years. For purchases of $500,000 to $999,999, the maximum 3% contingent deferred sales charge applies to sales of shares during the first year after purchase. The charge generally declines by 1% annually, reaching zero after three years. Among other circumstances, the contingent deferred sales charge on Class B shares is waived where a total or partial redemption is made within one year following the death of the shareholder. The contingent deferred sales charge waiver is available where the decedent is either the sole shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship. This waiver applies only to redemption of shares held at the time of death.

CLASS Z SHARES. Class Z shares are sold without sales charges and do not pay ongoing 12b-1 distribution or service fees. The Distributors may, from time to time, make payments out of their own resources to dealers who sell Class Z shares to shareholders who buy $__ million or more Equitable Premier Fund shares at any one time.

ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION. As discussed in the Prospectus, eligible shares of an Equitable Premier Fund may be exchanged for shares of the corresponding class of other Equitable Premier Funds. Shareholders will receive at least 60 days' notice of any termination or material modification of the exchange offer, except no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or a fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with the fund's investment objective, policies and restrictions.

If conditions exist that make cash payments undesirable, each fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the fund and valued in the same way as they would be valued for purposes of computing the fund's net asset value. Any such redemption in kind will be made with readily marketable securities, to the extent available. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash.

The funds may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange is closed or trading on the New York Stock Exchange is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for a fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of a fund's portfolio at the time.

SERVICE ORGANIZATIONS. A fund may authorize service organizations, and their agents, to accept on its behalf purchase and redemption orders that are in "good form" in accordance with the policies of those service organizations. A fund will be deemed to have received these purchase and redemption orders when a service organization or its agent accepts them. Like all customer orders, these orders will be priced based on the fund's net asset value next computed after receipt of the order by the service organizations or their agents. Service organizations may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.

AUTOMATIC INVESTMENT PLAN. Equitable offers an automatic investment plan with a minimum initial investment of $50 through which a fund will deduct $50 or more on a monthly, quarterly, semi-annual or annual basis from the investor's bank account to invest directly in the funds' Class A, Class B, Class C or Class Z shares.

In addition to providing a convenient and disciplined manner of investing, participation in an automatic investment plan enables an investor to use the technique of "dollar cost averaging." When a shareholder invests the same amount each month, the shareholder will purchase more shares when a fund's net asset value per share is low and fewer shares when the net asset value per share is high. Using this technique, a shareholder's average purchase price per share over any given period will usually be lower than if the shareholder purchased a fixed number of shares on a monthly basis during the period. Of course, investing through the automatic investment plan does not assure a profit or protect against loss in declining markets. Additionally, since an automatic investment plan involves continuous investing regardless of price levels, an investor should consider his or her financial ability to continue purchases through periods of low price levels. An investor should also consider whether a single, large investment in Class B or Class C shares would qualify for Class A sales load reductions.

For further information about an automatic investment plan, shareholders should contact _____________________.

SYSTEMATIC WITHDRAWAL PLAN -- CLASS A, CLASS B, CLASS C AND CLASS Z SHARES. The systematic withdrawal plan allows investors to set up monthly, quarterly (March, June, September and December), semi-annual (June and December) or annual (December) withdrawals from their Equitable Premier Fund accounts. Minimum balances and withdrawals vary according to the class of shares:

      o Class A and Class C shares. Minimum value of fund shares is $_______; minimum withdrawals of $___.

      o Class B shares. Minimum value of fund shares is $____; minimum monthly, quarterly, and semi-annual and annual withdrawals of $___, $___, $___ and $___, respectively.

Withdrawals under the systematic withdrawal plan will not be subject to a contingent deferred sales charge if the investor withdraws no more than __% of the value of the fund account when the investor signed up for the Plan (for Class B shares, annually; for Class A and Class C shares, during the first year under the Plan). Shareholders who elect to receive dividends or other distributions in cash may not participate in this plan.

An investor's participation in the systematic withdrawal plan will terminate automatically if the "Initial Account Balance" (a term that means the value of the fund account at the time the investor elects to participate in the systematic withdrawal plan), less aggregate redemptions made other than pursuant to the systematic withdrawal plan, is less than the minimum values specified above. Purchases of additional shares of a fund concurrent with withdrawals are ordinarily disadvantageous to shareholders because of tax liabilities and, for Class A shares, initial sales charges. On or about the 20th of a month for monthly, quarterly, semi-annual and annual plans, Equitable will arrange for redemption by the funds of sufficient fund shares to provide the withdrawal payments specified by participants in the funds' systematic withdrawal plan. The payments generally are mailed approximately five business days after the redemption date. Withdrawal payments should not be considered dividends, but redemption proceeds. If periodic withdrawals continually exceed reinvested dividends and other distributions, a shareholder's investment may be correspondingly reduced. A shareholder may change the amount of the systematic withdrawal or terminate participation in the systematic withdrawal plan at any time without charge or penalty by written instructions with signatures guaranteed to ___________________. Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed are received by _____________. Shareholders may request the forms needed to establish a systematic withdrawal plan from ________________.

INDIVIDUAL RETIREMENT ACCOUNTS. A Self-Directed IRA is available through AXA

Advisors through which investments may be made in Class Z shares of the funds, as well as in other investments available through Equitable. The minimum initial investment in this IRA is $_________. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisers.

CONVERSION OF CLASS B SHARES

Class B shares of a fund will automatically convert to Class A shares of that fund, based on the relative net asset values per share of the two classes, as of the close of business on the first Business Day (as defined under "Valuation of Shares") of the month in which the eighth anniversary of the initial issuance of those Class B shares occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance means
(1) the date on which the Class B shares were issued or (2) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

TAXATION

Each fund is treated for federal income tax purposes as a separate taxpayer. As a regulated investment company, each fund will not be subject to federal income or excise tax on any of its net investment income or net realized capital gains, which are timely distributed to shareholders under the Code. A number of technical rules are prescribed for computing net investment income and net capital gains. For example, dividends are generally treated as received on the ex-dividend date. Also, certain foreign currency losses and capital losses arising after October 31 of a given year may be treated as if they arise on the first day of the next taxable year.

BACKUP WITHHOLDING. Each fund is required to withhold 31% of all taxable dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund or Equitable with a correct taxpayer identification number. Withholding at that rate also is required from taxable dividends and capital gain distributions payable to those shareholders who otherwise are subject to backup withholding.

SALE OR EXCHANGE OF FUND SHARES. A shareholder's sale (redemption) of fund shares may result in a taxable gain or loss, depending on whether the shareholder receives more or less than his or her adjusted basis in the shares. In addition, if a fund's shares are bought within 30 days before or after selling other shares of the fund at a loss, all or a portion of that loss will not be deductible and will increase the basis in the newly purchased shares.

CLASS A SHAREHOLDERS. A special tax rule applies when a shareholder sells or exchanges Class A shares within 90 days of purchase and subsequently acquires Class A shares of the same or another Equitable mutual fund without paying a sales charge due to the 90-day reinstatement privilege or the exchange privilege. In these cases, any gain on the sale or exchange of the original Class A shares would be increased, or any loss would be decreased, by the amount of the sales charge paid when those shares were bought, and that amount would increase the basis of the Equitable mutual fund shares subsequently acquired.

CONVERSION OF CLASS B SHARES. A shareholder will recognize no gain or loss as a result of a conversion from Class B shares to Class A shares.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each fund intends to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code. To so qualify, a fund must distribute to its shareholders for each taxable year at least 90% of its investment company income (consisting generally of net investment income, net short-term capital gain and, for some funds, net gain from certain foreign currency transactions). In addition to this requirement ("Distribution Requirement"), each fund must meet several additional requirements, including the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward currency contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

If a fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on its taxable income for that year without being able to deduct the distributions it makes to its shareholders and
(2)  the   shareholders   would   treat  all  those   distributions,   including
distributions that otherwise would be "exempt-interest dividends" and distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as taxable dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

OTHER INFORMATION. Dividends and other distributions a fund declares in October, November or December of any year that are payable to its shareholders of record on a date in any of those months will be deemed to have been paid by the fund and received by the shareholders on December 31 of that year if the fund pays the distributions during the following January.

A portion of the dividends (whether paid in cash or in additional fund shares) from the investment company taxable income of a fund that invests in equity securities of corporations may be eligible for the dividends-received deduction allowed to corporations. The eligible portion for a fund may not exceed the aggregate dividends it receives from U.S. corporations (and capital gain distributions thus are not eligible for the deduction). However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

If fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon. Investors also should be aware that if shares are purchased shortly before the record date for a taxable dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Each fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for the calendar year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends and interest received, and gains realized, by a fund on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (collectively "foreign taxes") that would reduce the return on its securities. Tax conventions between certain countries and the U.S., however, may reduce or eliminate foreign taxes, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a fund's total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes it paid. Pursuant to the election, the fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by him or her, his or her proportionate share of those taxes, (2) would be required to treat his or her share of those taxes and of any dividend paid by the fund that represents income from foreign or U.S. possessions sources as his or her own income from those sources and (3) could either deduct the foreign taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his or her federal income tax. A fund will report to its shareholders shortly after each taxable year their respective shares of foreign taxes paid to, and the income from sources within, foreign countries and U.S. possessions if it makes this election. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation, in which event they would be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

Each fund may invest in the stock of PFICs if that stock is a permissible investment. A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain from disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

If a fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (which it may have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax), even if the QEF does not distribute those earnings and gain to the fund. In most instances it will be very difficult, if not impossible, to make this election because of certain of its requirements.

Each fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over a fund's adjusted basis therein as of the end of that year. Pursuant to the election, a fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the fund for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). A fund's adjusted basis in each PFIC's stock with respect to which it has made this election will be adjusted to reflect the amounts of income included and deductions taken thereunder.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts a fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

Certain futures, foreign currency contracts and listed nonequity options (such as those on a securities index) in which a fund may invest may be subject to section 1256 of the Code ("section 1256 contracts"). Any section 1256 contracts a fund holds at the end of each taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that a fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to the shareholders as ordinary income, and to increase the net capital gain a fund recognizes, without in either case increasing the cash available to the fund. A fund may elect not to have the foregoing rules apply to any "mixed straddle" (that is, a straddle, clearly identified by the fund in accordance with the regulations, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends that must be distributed.

Gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to exchange rate fluctuations between the time a fund accrues interest, dividends or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains, referred to under the Code as "section 988" gains or losses, will increase or decrease the amount of a fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain. If section 988 losses exceed other investment company taxable income during a taxable year, a fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder's basis in his or her fund shares.

Offsetting positions in any actively traded security, option, futures or forward contract entered into or held by a fund may constitute a "straddle" for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of a fund's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available to the funds, which may mitigate the effects of the straddle rules, particularly with respect to "mixed straddles" (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).

When a covered call option written (sold) by a fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a fund is exercised, the fund will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the underlying security's basis.

If a fund has an  "appreciated  financial  position"--  generally,  an  interest
(including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis--and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract entered into by a fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a
constructive  sale.  The  foregoing  will  not  apply,   however,  to  a  fund's
transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

A fund that acquires zero coupon or other securities issued with original issue discount ("OID") and/or Treasury inflation-indexed securities ("TIIS"), on which principal is adjusted based on changes in the Consumer Price Index, must include in its gross income the OID that accrues on those securities, and the amount of any principal increases on TIIS, during the taxable year, even if the fund receives no corresponding payment on them during the year. Similarly, a fund that invests in payment-in-kind ("PIK") securities must include in its gross income securities it receives as "interest" on those securities. Each fund has elected similar treatment with respect to securities purchased at a discount from their face value ("market discount"). Because a fund annually must distribute substantially all of its investment company taxable income, including any accrued OID, market discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would have to be made from the fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The fund might realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain. To qualify for treatment as a regulated investment company, each fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing. For purposes of this test, gross income is determined without regard to losses from the sale or other dispositions of stock or securities.

FUND PERFORMANCE

COMPUTATION OF TOTAL RETURN

Each fund may provide average annual total return information calculated according to a formula prescribed by the SEC. According to that formula, average annual total return figures represent the average annual compounded rate of return for the stated period. Average annual total return quotations reflect the percentage change between the beginning value of a static account in the fund and the ending value of that account measured by the then current net asset value of that fund assuming that all dividends and capital gains distributions during the stated period were invested in shares of the fund when paid. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment that would equate the initial amount invested to the ending redeemable value of such investment, according to the following formula:

      n
P(1+T)  = ERV

Where :
P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of that period.

Each fund's total return will vary from time to time depending upon market conditions, the composition of each fund's investment portfolio and operating expenses of a Trust allocated to each fund. Total return should also be considered relative to changes in the value of a fund's shares and to the relative risks associated with the investment objectives and policies of the funds. At any time in the future, total return may be higher or lower than in the past and there can be no assurance that any historical results will continue.

NON-STANDARD PERFORMANCE

In addition to the performance information described above, each fund may provide total return information with respect to the funds for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Computation of Total Return" above except that no annualization is made.

OTHER INFORMATION

DELAWARE BUSINESS TRUST. The Trusts are entities of the type commonly known as a Delaware business trust. Although Delaware law statutorily limits the potential liabilities of a Delaware business trust's shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of a fund could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of a Trust or a fund. However, the trust instrument of each Trust disclaims shareholder liability for acts or obligations of the Trust or its series (the funds) and requires that notice of such disclaimer be given in each written obligation made or issued by the trustees or by any officers or officer by or on behalf of the Trust, a series, the trustees or any of them in connection with the Trust. Each trust instrument provides for indemnification from a fund's property for all losses and expenses of any fund shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations, a possibility that Equitable believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of a fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The Trustees intend to conduct the operations of the funds in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the funds.

CLASSES OF SHARES. A share of each class of a fund represents an identical interest in that fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the funds will affect the performance of those classes. Each share of a fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class A, Class B, Class C and Class Z shares will differ.

VOTING RIGHTS. Shareholders of each fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the funds as a group may elect all of the Trustees of a Trust. The shares of each series of a Trust will be voted separately, except when an aggregate vote of all the series of the Trust is required by law.

THE TRUSTS DOES NOT HOLD ANNUAL MEETINGS. Shareholders of record of no less than two-thirds of the outstanding shares of a Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a Trustee at the written request of holders of 10% of the outstanding shares of a Trust.

CLASS-SPECIFIC EXPENSES. Each fund may determine to allocate certain of its expenses (in addition to service and distribution fees) to the specific classes of its shares to which those expenses are attributable. For example, Class B and Class C shares bear higher transfer agency fees per shareholder account than those borne by Class A or Class Z shares. The higher fee is imposed due to the higher costs incurred by the transfer agent in tracking shares subject to a contingent deferred sales charge because, upon redemption, the duration of the shareholder's investment must be determined in order to determine the applicable charge. Although the transfer agency fee will differ on a per account basis as stated above, the specific extent to which the transfer agency fees will differ between the classes as a percentage of net assets is not certain, because the fee as a percentage of net assets will be affected by the number of shareholder accounts in each class and the relative amounts of net assets in each class.

INDEPENDENT ACCOUNTANT

_______________________________,  serves as the Trusts' independent accountants.
_______________________   is  responsible  for  auditing  the  annual  financial
statements of each Trust.

CUSTODIAN

____________________________serves as custodian of the Trusts' portfolio securities and other assets. Under the terms of the custody agreement between each Trust and _________________, ___________________ maintains and deposits in separate accounts, cash, securities and other assets of the funds. _________________________ is also required, upon the order of the Trust, to deliver securities held by __________________, and to make payments for securities purchased by the Trust. _________________ has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

TRANSFER AGENT

Equitable serves as the transfer agent and dividend disbursing agent for the Trusts. [Equitable receives no compensation for providing such services for the Trusts.]

COUNSEL

Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Second Floor, Washington, D.C. 20036, serves as counsel to each Trust.

FINANCIAL STATEMENTS

                                   APPENDIX A

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 AND PRIME-1 COMMERCIAL PAPER RATINGS

The rating A-1 (including A-1+) is the highest commercial paper rating assigned by Standard & Poor's. Commercial paper rated A-1 by Standard & Poor's has the following characteristics:

      o   liquidity ratios are adequate to meet cash requirements;
      o   long-term senior debt is rated "A" or better;
      o the issuer has access to at least two additional channels of borrowing;
      o basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; o typically, the issuer's industry is well established and the issuer has a strong position within the industry; and
      o   the reliability and quality of management are unquestioned.

Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by Standard & Poor's to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:

      o   evaluation of the management of the issuer;
      o economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;
      o evaluation of the issuer's products in relation to competition and customer acceptance;
      o   liquidity;
      o   amount and quality of long-term debt;
      o   trend of earnings over a period of ten years;
      o financial strength of parent company and the relationships which exist with the issuer; and
      o recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

DESCRIPTION OF BOND RATINGS

Bonds are considered to be "investment grade" if they are in one of the top four ratings.

Standard & Poor's ratings are as follows:

o Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

o Bonds rated AA have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

o Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

o Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

o Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.
o The rating C1 is reserved for income bonds on which no interest is being paid.
o Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Moody's ratings are as follows:

o Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
o Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.
o Bonds which are rated A possess many favorably investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
o Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
o Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
o Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
o Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
o Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.
o Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies modifiers to each rating classification from Aa through B to indicate relative ranking within its rating categories. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" indicates a mid-range ranking and the modifier "3" indicates that the issue ranks in the lower end of its rating category.

                            PART C: OTHER INFORMATION

Item 23.          EXHIBITS:

            (a)(1)      Agreement and Declaration of Trust of the Registrant
                        (to be filed)
            (a)(2)      Certificate of Trust of the Registrant (to be filed)
            (b)         Copy of the By-laws of the Registrant (to be filed)
            (c)         None other than Exhibit (a)(1) and (b)
            (d)(1)      Investment Advisory Contract (to be filed)
            (d)(2)      Investment Sub-Advisory Agreement (to be filed)
            (e)         Underwriting Contracts (to be filed)
            (f)         Deferred Compensation Plan (to be filed)
            (g)         Custodian Agreement (to be filed)
            (h)(1) Administration and Accounting Services Agreement (to be filed)
            (h)(2)      Sub-Administration Agreement (to be filed)
            (h)(3)      Transfer Agency Services Agreement (to be filed)
            (i)(1) Legal Opinion of Kirkpatrick & Lockhart LLP regarding the legality of the securities being registered (to be filed)
            (i)(2) Legal Opinion of Delaware counsel regarding the legality of the securities being registered (to be filed)
            (j)         Accountants' Consent (to be filed)
            (k)         Omitted Financial Statements - not applicable
            (l)         Initial Capital Agreement (to be filed)
            (m) Distribution Plan for Class A shares pursuant to Rule 12b-1 (to be filed)
            (n)         Multiple Class Plan Pursuant to Rule 18f-3 (to be filed)
            (p)(1) Code of Ethics of the Registrant, Advisor and Distributor (to be filed)
            (p)(2)      Code of Ethics of the Sub-Advisor (to be filed)

Item 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      None.

Item 25.    INDEMNIFICATION

      ARTICLE VIII OF THE AGREEMENT AND  DECLARATION  OF TRUST OF THE REGISTRANT
STATES:

            SECTION 1. LIMITATION OF LIABILITY. A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VIII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of the Trustee hereunder.

            All persons extending credit to, contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Any written instrument or obligation on behalf of the Trust or any Series may contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, Manager, or Principal Underwriter of the Trust, but nothing contained in this Declaration of Trust or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

            Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. At the Trustees' discretion, any note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers may give notice that the Certificate of Trust is on file in the Office of the Secretary of State of the State of Delaware and that a limitation on liability of Series exists and such note, bond, contract, instrument, certificate or undertaking may, if the Trustees so determine, recite that the same was executed or made on behalf of the Trust by a Trustee or Trustees in such capacity and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only on the assets and property of the Trust or a Series thereof, and may contain such further recital as such Person or Persons may deem appropriate. The omission of any such notice or recital shall in no way operate to bind any Trustees, officer, or Shareholders individually.

            SECTION 2. INDEMNIFICATION OF COVERED PERSONS. Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act and other applicable law.

            SECTION 3. INDEMNIFICATION OF SHAREHOLDER. If any Shareholder or former Shareholder of any Series shall be held personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by such Shareholder, assume the defense of any claim made against such Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.


      ARTICLE IX OF THE AGREEMENT  AND  DECLARATION  OF TRUST OF THE  REGISTRANT
STATES:

            SECTION 5. AMENDMENTS. . . . Notwithstanding anything else herein, no amendment hereof shall limit the rights to insurance with respect to any acts or omissions of Persons covered thereby prior to such amendment nor shall any such amendment limit the rights to indemnification referenced in Article VIII, Section 2 hereof as provided in the By-Laws with respect to any actions or omissions of Persons covered thereby prior to such amendment. . . .

            SECTION 7. APPLICABLE LAW. (a) The Trust is created under, and this Declaration of Trust is to be governed by, and construed and enforced in accordance with, the laws of the State of Delaware. . . . (b) Notwithstanding the first sentence of Section 7(a) of this Article IX, there shall not be applicable to the Trust, the Trustees, or this Declaration of Trust either the provisions of Section 3540 of Title 12 of the Delaware Code or any provisions of the laws (statutory or common) of the State of Delaware (other than the Delaware Act) pertaining to trusts that relate to or regulate: . . . (vii) the establishment of fiduciary or other standards or responsibilities or limitations on the acts or powers or liabilities or authorities and powers of trustees that are inconsistent with the limitations or liabilities or authorities and powers of the Trustees set forth or referenced in this Declaration of Trust.

      ARTICLE X OF THE BY-LAWS OF THE REGISTRANT STATES:

            SECTION 3. ADVANCE PAYMENT OF INDEMNIFIABLE EXPENSES. Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by, or on behalf of, such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification.

Item 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

      The description of The Equitable Life Assurance Society of the United States ("Equitable") under the caption of "Management of the Trust" in the
Prospectus and under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

      The information as to the directors and officers of Equitable is set forth in Equitable's Form ADV filed with the Securities and Exchange Commission on March 29, 2000 (File No. 801-0700) and amended through the date hereof, is incorporated by reference.

Item 27.    PRINCIPAL UNDERWRITER

      (a) AXA Advisors and Equitable Distributors, Inc. ("EDI") are the principal underwriters. AXA Advisors also serves as a principal underwriter for the following entities: Equitable Premier Funds Trust; EQ Advisors Trust; Separate Account Nos. 45, 66 and 301 of Equitable; and Separate Accounts A, I and FP of Equitable. EDI serves as a principal underwriter for Equitable Premier Funds Trust and Separate Account No. 49 of Equitable.

      (b) Set forth below is certain information regarding the directors and officers of AXA Advisors and of EDI, the principal underwriters. Except as indicated otherwise, the business address of the persons listed below is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is 660 Newport Center Drive, Suite 1200, Newport Beach, CA 92660. The business address of the persons whose names are preceded by a double asterisk is 1345 Avenue of the Americas, 39th Floor, New York, New York 10105.

================================================================================
                               AXA ADVISORS LLC
--------------------------------------------------------------------------------
DIRECTORS

    Derry E. Bishop             Director
    Harvey E. Blitz             Director
*   Michael J. Laughlin         Director
    G. Patrick McGunagle        Director
    Michael S. Martin           Director
    Richard V. Silver           Director
    Mark R. Wutt                Director

================================================================================
NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH   POSITIONS AND
BUSINESS ADDRESS                AXA ADVISORS LLC             OFFICES WITH THE
                                                             TRUST
--------------------------------------------------------------------------------
OFFICERS

    Michael S. Martin           Chairman of the Board,
                                Acting President and Chief
                                Executive Officer
    Derry E. Bishop             Executive Vice President
    Harvey E. Blitz             Executive Vice President
    Edward J. Hayes             Executive Vice President
    Craig A. Junkins            Executive Vice President
    Nik Malvania                Executive Vice President
    G. Patrick McGunagle        Executive Vice President
    Peter D. Noris              Executive Vice President
    Mark A. Silberman           Senior Vice President and Chief
                                Financial Officer
    James P. Bodovitz           Senior Vice President and
                                General Counsel
    Stephen T. Burnthall        Senior Vice President
    Jill Cooley                 Senior Vice President
    Catherine P. Earl           Senior Vice President
    Richard Magaldi             Senior Vice President
    Robert Schmidt              Senior Vice President
    John Bratten                First Vice President
    Donna M. Dazzo              First Vice President

    Amy Franceschini            First Vice President
    Anne Nussbaum               First Vice President
    Philomena Scamardella       First Vice President
*   David Mahler                Vice President and
                                Compliance Officer
    Mark D. Godofsky            Vice President and Controller
    Gregg Andonian\             Vice President
    Beth Andreozzi              Vice President
    Raymond T. Barry            Vice President
    Debra Brogan                Vice President
    Randall Brown               Vice President
    Michael Brzozowski          Vice President
    Joseph Carew                Vice President
    Claire A. Comerford         Vice President
    Linda Funigiello            Vice President
    Mark Generales              Vice President
    Catherine Gentry            Vice President
    Tom C. Gosnell              Vice President
    Robert Hatton               Vice President
    Ara J. Klidjian             Vice President
    Michael Lanio               Vice President
    John Mapes                  Vice President
    Frank Massa*                Vice President
    Michael McBryan             Vice President
    John T. McCabe              Vice President
    Sandi Narvaez               Vice President
    Bill Nestel                 Vice President
    Dan Roebuck                 Vice President
    Michael Ryniker             Vice President
    Sid Smith                   Vice President
    Don Wiley                   Vice President
    Mike Woodhead               Vice President
    James Woodley               Vice President
    Charlton Bulkin             Assistant Vice President
    Mary E. Cantwell            Assistant Vice President
    Linda J. Galasso            Secretary
    Francesca Divone            Assistant Secretary
================================================================================


================================================================================
                         EQUITABLE DISTRIBUTORS, INC.
================================================================================
                                                             POSITIONS AND
NAME AND PRINCIPAL BUSINESS     POSITIONS AND OFFICES WITH   OFFICES WITH THE
ADDRESS                         EQUITABLE DISTRIBUTORS, INC. TRUST
--------------------------------------------------------------------------------
DIRECTORS

*   Michael Dibbert             Director
    Alex MacGillivray           Director
    Richard Matteis             Director
    Patrick Miller              Director
*   Jose S. Suquet              Director
    Charles Wilder              Director
    Lee Wilson                  Director
--------------------------------------------------------------------------------
OFFICERS

*   Jose S. Suquet              Chairman of the Board

================================================================================
                         EQUITABLE DISTRIBUTORS, INC.
================================================================================
                                                             POSITIONS AND
NAME AND PRINCIPAL BUSINESS     POSITIONS AND OFFICES WITH   OFFICES WITH THE
ADDRESS                         EQUITABLE DISTRIBUTORS, INC. TRUST
--------------------------------------------------------------------------------
**  Patricick Miller            Chief Executive Officer
**  Alex MacGillivray           President
**  Charles Wilder              Chief Operating Officer
**  Hunter Allen                Senior Vice President
*   Elizabeth Forget            Senior Vice President
**  Al Haworth                  Senior Vice President
**  Stuart Hutchins             Senior Vice President
**  Ken Jaffe                   Senior Vice President
**  Michael McDaniel            Senior Vice President
**  Michael Dougherty           Senior Vice President
    David Hughes                Senior Vice President
    Norman J. Abrams            Vice President and Counsel
*   Debora Buffington           Vice President and Chief
                                Compliance Officer
    Raymond T. Barry            Vice President
**  Mark Brandenberger          Vice President
    Anthony Llopis              Vice President
    Partick O'Shea              Vice President and Chief
                                Financial Officer
*   Ronald R. Quist             Treasurer
*   Linda J. Galasso            Secretary
    Van Rubiano                 President
    Michael Dibbert             President
    Alex MacGillivray           President
    Patrick Miller              President
    Francesca Divone            Assistant Secretary
================================================================================

      (c)   Inapplicable.


Item 28.    LOCATION OF ACCOUNTS AND RECORDS

            Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a)   With respect to Rules  31a-1(a);  31a-1(b)(1);  (2)(i) and (ii); (3); (6);
      (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian.

(b)   With respect to Rules 31a-1(a);  31a-1(b)(1), (4); (2)(iii) and (iv); (4);
      (5); (6);  (8);  (9);  (10);  (11) and  31a-1(f),  the required  books and records are currently maintained at the offices of the Registrant's Sub-Administrator.

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Manager or Advisers:

            The Equitable Life Assurance Society of the United States 1290 Avenue of the Americas
            New York, NY 10104

Item 29.    MANAGEMENT SERVICES

      Not applicable

Item 30.    UNDERTAKINGS

      The registrant undertakes to file an amendment to this registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Equitable Trust, has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 2nd day of February 2001.

                          EQUITABLE TRUST

                          By: /s/ Steven M. Joenk
                                 ---------------------------
                                  Name: Steven M. Joenk
                                  Title: President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                             TITLE                      DATE

/s/ Steven M. Joenk                  Trustee               February 2, 2001
-------------------------
Steven M. Joenk

/s/ Kenneth T. Kozlowski             Trustee               February 2, 2001
-------------------------
Kenneth T. Kozlowski

/s/ Patricia Louie                   Trustee               February 2, 2001
-------------------------
Patricia Louie

                                 EQUITABLE TRUST

                                  Exhibit Index

            (a)(1)      Agreement and Declaration of Trust of the Registrant
                        (to be filed)
            (a)(2)      Certificate of Trust of the Registrant (to be filed)
            (b)         Copy of the By-laws of the Registrant (to be filed)
            (c)         None other than Exhibit (a)(1) and (b)
            (d)(1)      Investment Advisory Contract (to be filed)
            (d)(2)      Investment Sub-Advisory Agreement (to be filed)
            (e)         Underwriting Contracts (to be filed)
            (f)         Deferred Compensation Plan (to be filed)
            (g)         Custodian Agreement (to be filed)
            (h)(1) Administration and Accounting Services Agreement (to be filed)
            (h)(2)      Sub-Administration Agreement (to be filed)
            (h)(3)      Transfer Agency Services Agreement (to be filed)
            (i)(1) Legal Opinion of Kirkpatrick & Lockhart LLP regarding the legality of the securities being registered (to be filed)
            (i)(2) Legal Opinion of Delaware counsel regarding the legality of the securities being registered (to be filed)
            (j)         Accountants' Consent (to be filed)
            (k)         Omitted Financial Statements - not applicable
            (l)         Initial Capital Agreement (to be filed)
            (m) Distribution Plan for Class A shares pursuant to Rule 12b-1 (to be filed)
            (n)         Multiple Class Plan Pursuant to Rule 18f-3 (to be filed)
            (p)(1) Code of Ethics of the Registrant, Advisor and Distributor (to be filed)
            (p)(2)      Code of Ethics of the Sub-Advisor (to be filed)